File Nos. 333-136513
811-21939

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.
Post-Effective Amendment No.4
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No.4

HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)

Copies of Communications to:
Stephen E. Roth
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On May 1, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On May 1, 2008 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Chicago Public Schools Capital Premier
Series 1

Qualified Variable Deferred Group
Annuity Contract

Horace Mann Life Insurance Group
Annuity Separate Account

May 1, 2008

Qualified Variable Deferred Group Annuity Contract
Issued By Horace Mann Life Insurance Group Annuity Separate Account
Flexible Premium Contract for Chicago Public School Participants

This Prospectus offers a Variable, qualified group annuity contract (“Group Contract”) to certain Chicago Public School employees (“Participants”). The Group Contract and Certificates thereunder are issued by Horace Mann Life Insurance Company (“HMLIC”), and are issued in connection with retirement plans or arrangements that may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”).

Participants may allocate Net Purchase Payments and account value to the fixed account or to the Horace Mann Life Insurance Group Annuity Separate Account (“the Separate Account”) that invests through each of its Subaccounts (sometimes referred to as “Variable investment options”) in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds

Large Core
BlackRock Index Equity Portfolio (Service Class)
Large Growth
AllianceBernstein Large Cap Growth Portfolio
Large Value
Davis Value Portfolio

Mid-Size Company Stock Funds
Mid Core
Fidelity VIP Mid Cap Portfolio (SC2)
Mid Growth
Lord Abbett Series Fund — Growth Opportunities Portfolio
Mid Value
Ariel Appreciation Fund®

Small Company Stock Funds
Small Core
Neuberger Berman Genesis Fund (Advisor Class)
Small Growth
Wilshire VIT Small Cap Growth Fund
Small Value
Ariel Fund®
International Stock Funds
Goldman Sachs VIT International Equity Fund
Templeton Foreign Smaller Companies Fund (Class A)
Technology Funds
T. Rowe Price Science and Technology Fund — Advisor Class

Balanced Fund
Putnam VT The George Putnam Fund of Boston (IB Shares)

Bond Funds
BlackRock Low Duration Bond Portfolio (Service Class)
BlackRock Liquidity Temp Fund (Service Class)
BlackRock Total Return II Portfolio (Service Class)

This Prospectus sets forth the information an investor should know, and should be kept for future reference. Additional information about the Horace Mann Life Insurance Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”), dated May 1, 2008. The SAI is incorporated by reference and is available upon request and without charge. You can obtain the SAI by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 61708-4657, by sending a facsimile transmission to (877) 832-3275, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free). The table of contents of the SAI appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information that the Horace Mann Life Insurance Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS
OF, OR GUARANTEED BY, ANY BANK. THEY INVOLVE INVESTMENT RISKS,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Certificates, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this Prospectus is May 1, 2008.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE GROUP CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Certificate.

Annuity Date: The date Annuity Payments begin. The criteria for determining Annuity Dates are set forth in the Group Contract.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. See “Taxation of Contract Benefits.”

Annuity Payments: A series of payments that may be: for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the annuity period except in the case of certain joint and survivor Annuity Payment Options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: A document issued to employees of the Chicago Public Schools who are Participants under the Group Contract that summarizes the provisions of the Group Contract and sets forth the Participant’s rights and benefits thereunder.

Certificate Year: A year measured from the date a Certificate was issued to a Participant and each anniversary of that date.

FINRA — The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account Value: The dollar value of the fixed account under a Certificate before Annuity Payments begin.

Group Contract: This Prospectus offers a Variable flexible premium group annuity contract to retirement plans of the Chicago Public Schools.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after applicable charges.

Participant, You, Your: A person to whom a Certificate showing participation under the Group Contract has been issued.

Qualified Plan: The term “Qualified Plan” in this Prospectus will be used to describe the following annuity contracts: Internal Revenue Code (IRC) Section 403(b) tax sheltered annuity (“403(b) contract”) and IRC Section 457(b) eligible governmental plan annuity (“457(b) contract”).

Separate Account: The Horace Mann Life Insurance Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund.

Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.

Total Accumulation Value: The sum of the Fixed Account Value and the Variable Account Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment through the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value for each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE, if earlier.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

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Variable Account: Your portion of the Separate Account set up to receive Net Purchase Payments and transfers allocated to it.

Variable Account Value: The dollar value of the Separate Account investment options under the Group Contract before the time Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Group Contract and the Certificates thereunder. More detailed information about the material rights and features under the Contract can be found in this Prospectus, and in the related Statement of Additional Information. This Prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Group Contract and Your Certificate. For information regarding the fixed portion, refer to the Group Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in the prospectus and the statement of additional information of each Underlying Fund.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is “the Separate Account”?

The Horace Mann Life Insurance Group Annuity Separate Account segregates assets dedicated to the Variable portion of the Group Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this Prospectus?

We issue the Group Contract exclusively to retirement plans of the Chicago Public Schools. Employees of the Chicago Public Schools may purchase Certificates under the Group Contract.

The Group Contract offered by this Prospectus is a Qualified Plan. Purchasing a Certificate as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.

The Group Contract and the Certificates thereunder are offered and sold by HMLIC through PEB Financial Services, located at 542 S. Dearborn St., Suite 300, Chicago, IL 60605. Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger (“LPL”), a member of FINRA and SIPC. HMLIC has entered into a distribution agreement with LPL.

What are my investment choices?

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
Large Core
BlackRock Index Equity Portfolio (Service Class)

Large Growth
AllianceBernstein Large Cap Growth Portfolio

Large Value
Davis Value Portfolio

Mid-Size Company Stock Funds
Mid Core
Fidelity VIP Mid Cap Portfolio (SC2)

Mid Growth
Lord Abbett Series Fund — Growth Opportunities Portfolio

Mid Value
Ariel Appreciation Fund®

Small Company Stock Funds
Small Core
Neuberger Berman Genesis Fund (Advisor Class)

Small Growth
Wilshire VIT Small Cap Growth Fund

Small Value
Ariel Fund®

International Stock Funds
Goldman Sachs VIT International Equity Fund
Templeton Foreign Smaller Companies Fund (Class A)

Technology Funds
T. Rowe Price Science and Technology Fund — Advisor Class

Balanced Fund
Putnam VT The George Putnam Fund of Boston (IB Shares)

Bond Funds
Black Rock Low Duration Bond Portfolio (Service Class)
Black Rock Liquidity Temp Fund (Service Class)
Black Rock Total Return II Portfolio (Service Class)

(b)	Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Variable Account Value) to the fixed account and

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receive a guaranteed minimum interest rate. (See Your Certificate.)

When can I transfer between accounts?

At any time before the Annuity Date for Your Certificate, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semiannual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Group Contract into a Subaccount are subject to certain restrictions. For complete details see “Transfers.”

May I withdraw all or part of my account value before the Annuity Date?

Subject to the restrictions imposed by Your retirement plan and/or the IRC, You may at any time before the Annuity Date surrender Your Certificate in whole, or withdraw it in part, for cash. Each surrender or partial withdrawal from the Variable Account Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Restrictions on surrenders and withdrawals from the fixed account are addressed in Your Certificate.

What are the charges or deductions?

Your Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%. The State of Illinois does not currently assess premium taxes. A mortality and expense risk fee (“M&E Fee”) is deducted from the Variable Account Value. This fee is computed on a daily basis and will not exceed an annual rate of 0.80% of the daily net assets of the Variable Account Value. We do not deduct an annual maintenance fee, and no deduction for sales expense is charged on purchase payments, surrenders or withdrawals.

What are the federal income tax consequences of investing in the Group Contract?

Amounts contributed through salary reduction or employer contributions are not taxed at the time of contribution. Earnings are also not taxed as they accumulate in an annuity contract. Your Certificate benefits generally will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides an additional penalty tax for premature distributions under various retirement plans. Values may not be withdrawn from 403(b) contracts or 457(b) contracts, except as permitted by the IRC. See “Tax Consequences.” Certificates might not be suitable for short-term investment. See “Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

Subject to state insurance laws, a Participant generally may return a Certificate to HMLIC within 30 days of receipt of the Certificate. HMLIC will refund the Variable Account Value and all contributions made to the fixed account.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under Your Certificate.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable. The following options are available for receiving Annuity Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Annuity Payments.

The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2 or retires. See “Taxation of Contract Benefits.”

What was the status of the Group Contract and the Separate Account before October 16, 2006?

When it began issuing certificates under a group annuity contract to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan (“403(b) Plan”), HMLIC had not registered that group annuity contract under the Securities Act of 1933, nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940. At that time, the Company believed, in good faith, that such registration was not required because the 403(b) Plan is a “governmental plan” that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of “governmental plan” funded by an annuity contract that may not be exempted from registration as a security, and the Company then registered the Separate Account under the Investment Company Act of 1940 (effective August 11, 2006) and the group annuity contract under the Securities Act of 1933, with a prospectus effective on October 16, 2006). 403(b) Plan participants who made premium payments before October 16, 2006, may have certain rights under the Securities Act of 1933. See “Status of the Group Contract and the Separate Account Before October 16, 2006.”

This issue did not arise in connection with certificates issued under the group annuity contract to the Chicago Public Schools 457(b) Tax Deferred Compensation Plan.

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Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering a Certificate. The first table describes the fees and expenses that You will pay at the time that You buy a Certificate, surrender a Certificate or transfer account value between investment options.

Participant Transaction Expenses(1)

Contingent Deferred Sales Charge	None

The following table describes the fees and expenses that You will pay periodically during the time that You own a Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee	None
Loan Interest Spread(2)	2.0%
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fee	0.80%
Total Separate Account Annual Expenses	0.80%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2007. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.30%	1.77%

The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other Variable annuity contracts. These costs include Participant transaction expenses, periodic fees and expenses, Separate Account annual expenses, and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying funds as of December 31, 2007. Although Your actual costs may be higher or lower, based on these assumptions Your costs — if You surrender Your Certificate at the end of the applicable period, if You annuitize at the end of the applicable time period, or if You do not surrender Your Certificate — would be:

1 year	3 years	5 years	10 years
$258	$793	$1,353	$2,873

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Group Contract and Certificates thereunder, see “Other Information — Distribution of the Contract.”

 (1)  Any premium taxes relating to a Certificate will be deducted from the premium or deducted from the amount applied to purchase Annuity Payments, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5%.
 (2)  “Loan Interest Spread” is the difference between the annual interest rate charged to the customer on the outstanding loan balance and the annual interest rate earned by the customer on the outstanding loan balance. While a loan is outstanding, loan interest is payable in arrears, no less frequently than quarterly, with equal installment payments due on the last day of each quarter. See “Loans” for more details on how the interest is calculated.
 (3)  The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.

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Condensed Financial Information

When HMLIC began issuing certificates under a group variable annuity contract funded through the Separate Account to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, it had not registered that group annuity contract under the Securities Act of 1933 (“1933 Act”), nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Condensed financial information for the Subaccounts of the Separate Account before it was registered under the 1940 Act, and before the Group Contract was registered under the 1933 Act, is provided in an appendix to this prospectus. The appendix also includes the condensed financial information for the period after October 16, 2006 (when the Group contract was registered).

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company,
The Fixed Account,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis. HMLIC is an indirect wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Group Contract will be credited interest daily at an annual interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion.

The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account

On March 1, 2002, HMLIC established the Separate Account under Illinois law. On August 11 , 2006, HMLIC registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Participant instructions.

The Separate Account and each of its Subaccounts are administered and accounted for as a part of the business of HMLIC. The income gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Group Contract, without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Group Contract and the Certificates thereunder, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Group Contract and the Certificates thereunder. While HMLIC is obligated to make payments under the Group Contract and the Certificates thereunder, the amounts of Variable Annuity Payments are not guaranteed.

Status of the Group Contract and the Separate Account Before October 16, 2006.  In 2002, HMLIC became one of a limited number of investment providers under the Chicago Public Schools 403(b) Tax Deferred Compensation Plan. In that same year, HMLIC established the Separate Account through which it funded a group annuity contract that was issued to the 403(b) Plan. HMLIC did not register that group contract under the 1933 Act, nor did it register the Separate Account under the 1940 Act. At that time, the Company believed, in good faith, that such registration was not required on the basis that the 403(b) Plan is a “governmental plan” that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of “governmental plan” funded by an annuity contract not exempted from registration as a security, and the Company then registered the Separate Account under the 1940 Act (effective August 11, 2006) and the group contract under the 1933 Act, (effective October 16, 2006).

Unless an exemption can be relied upon, the 1933 Act requires that the offer or sale of a security be made pursuant to an effective registration statement, and the rules of the SEC do not provide for retroactive registration of the group contract. Accordingly, 403(b) Plan participants who made premium payments before October 16, 2006, may have certain rights under the 1933 Act. More specifically, the 1933 Act provides certain remedies for persons who are issued unregistered securities, including the right to bring an action at law or in equity in any court of competent jurisdiction to recover

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consideration paid for such securities, with interest thereon, less the amount of any income received thereon, upon the tender of the security, or for damages if the person no longer owns the security. The 1933 Act does, however, place restrictions on the timeframe in which such an action may be brought to enforce any liability created by the alleged violation.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management of investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund.

Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus before investing. A copy of each prospectus may be obtained without charge from PEB Financial Services by calling (312) 922-3264 or writing to 542 S. Dearborn, Suite 300, Chicago, IL 60605. Prospectuses may also be obtained through HMLIC by calling (800) 999-1030 (toll-free), sending a facsimile transmission to (877) 832-3785 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

Name	Objective	Investment Type	Investment Strategy and Adviser
BlackRock Index Equity Portfolio (Service Class)	The fund’s investment goal is to approximate the investment performance of the S&P 500® index, in terms of its total investment return.	Large core	The fund invests all of its assets indirectly, through The U.S. Large Company Series (the Index Master Portfolio) of The DFA Investment Trust Company, in the stocks of the S&P 500® Index using a passive investment style that seeks to approximate the returns of the S&P 500® Index. The BlackRock Index Equity Portfolio is advised by BlackRock Advisors, Inc.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	Invests primarily in the equity securities of U.S. companies. The Portfolio focuses on a relatively small number of intensively researched companies. AllianceBernstein tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein LP

Davis Value Portfolio	Long-term capital growth	Large value	Invests primarily in equity securities issued by companies with market capitalizations of at least $10 billion. The Portfolio Managers conduct extensive research to try to identify businesses that possess characteristics they believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. They aim to invest in such businesses when they are trading at a discount to their intrinsic worth. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Fidelity VIP Mid Cap Portfolio SC2	Seeks long-term growth of Capital.	Mid core	Invests at least 80% of total assets in common stocks of domestic companies with medium market capitalization. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Lord Abbett Series Fund Growth Opportunities Portfolio	Capital Appreciation	Mid growth	Seeks capital appreciation by normally investing at least 65% of its net assets in the equity securities of mid-sized companies that show potential for growth. The Lord Abbett Series Fund-Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC

Ariel Appreciation Fund®	Long-term capital appreciation	Mid value	Invests primarily in the stocks of companies with market caps between $2.5 billion and $15 billion at the time of initial purchase. The Fund seeks to invest in quality companies in industries where Ariel has expertise. Ariel Appreciation Fund® is advised by Ariel Capital Management, LLC

Neuberger Berman Genesis Fund-Advisor Class	Capital growth	Small core	Invests mainly in common stocks of small-capitalization companies. The managers look for undervalued companies whose current product lines and balance sheets are strong. Neuberger Berman Genesis Fund-Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	Invests in small cap equity securities (less than $2.5 billion at the time of investment) considered to have earnings growth potential. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Ariel Fund®	Long-term capital appreciation	Small value	Invests primarily in the stocks of companies with market caps between $1 billion and $5 billion at the time of initial purchase. The Fund seeks to invest in quality companies in industries where Ariel has expertise. Ariel Fund® is advised by Ariel Capital Management, LLC

Goldman Sachs VIT International Equity Fund	Long term capital appreciation	International	The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $2.5 billion at the time of investment. The Goldman Sachs VIT International Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Templeton Foreign Smaller Companies Fund (Class A)	The Fund’s investment goal is long-term capital growth.	International	The Fund invests primarily in the common stock of smaller companies outside the U.S. When choosing equity investment for this Fund, the manager applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s long term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value. The Templeton Foreign Smaller Companies Fund is advised by Franklin Advisers Inc.

T. Rowe Price Science and Technology Fund-Advisor Class	Long term growth of capital	Technology	The fund will normally invest at least 80% of net assets in the common stocks of companies expected to benefit from the development, advancement, and use of science and/or technology. Companies in industries such as electronics, communications, e-commerce, information services, life sciences, media, environmental services, chemicals, synthetic materials, defense, and aerospace are likely to be in the portfolio. The T. Rowe Price Science & Technology Fund-Advisor Class is advised by T. Rowe Price Associates

Putnam VT The George Putnam Fund of Boston (IB Shares)	Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income.	Balanced	Invests mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. The fund’s investments are mainly in large and midsize companies. The Putnam VT The George Putnam Fund of Boston is advised by Putnam Investment Management, LLC

BlackRock Low Duration Bond Portfolio (Service Class)	The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark).	Bond	The fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The BlackRock Low Duration Bond Portfolio is advised by BlackRock Advisors, Inc.

BlackRock Liquidity Temp Fund (Service Class)	The fund seeks as high a level of current income as is consistent with liquidity and stability of principal.	Bond	The portfolio invests in first-tier only securities, which primarily includes: domestic commercial paper, securities issued or guaranteed by the U.S. government or its agencies, U.S. and Yankee bank obligations, fully collateralized repurchase agreements, variable and floating rate demand notes. The BlackRock Liquidity Temp Fund is advised by BlackRock Institutional Management Corp.

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Name	Objective	Investment Type	Investment Strategy and Adviser

BlackRock Total Return II Portfolio (Service Class)	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark).	Bond	The fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The BlackRock Core Bond Total Return Portfolio is advised by BlackRock Advisors, Inc.

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts, variable life insurance contracts, or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds — In consultation with the Board of Education of the City of Chicago (“Plan Sponsor”), We select the Underlying Funds offered through the Group Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Group Contract. We reserve the right, subject to compliance with applicable law and concurrence of the Plan Sponsor, to add new underlying funds or classes of underlying funds, to close existing Underlying Funds or classes of Underlying Funds, or to substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without the concurrence of the Plan Sponsor, and without notice to You and the prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

With the concurrence of the Plan Sponsor, We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Group Contract is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

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Before a vote of Underlying Fund shareholders, Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Participant is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Participant voting instructions under certain circumstances.

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THE CERTIFICATES

Participants’ Rights

The Group Contract (and the Certificates thereunder) may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, a Participant may be required to forego certain rights granted by the Group Contract (and the Certificates thereunder) and should refer to the provisions of his or her Certificate, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Participant may exercise all privileges of ownership, as defined in the Certificate, without the consent of any other person.

Purchasing a Certificate

To purchase a Certificate issued under the Group Contract offered by this Prospectus, You must complete an enrollment form bearing all requested signatures and a properly endorsed suitability questionnaire unless one is already on file, and sign any required acknowledgment forms.

Enrollment forms are to be sent to PEB Financial Services. We will issue Your Certificate upon receipt of Your properly completed enrollment form at Our Home Office. Any initial Net Purchase Payment received with a complete enrollment form will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form at Our Home Office before 3:00 p.m. Central Time. If We receive Your properly completed enrollment form at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete enrollment form is received, PEB Financial Services and/or HMLIC will promptly request additional information needed to process the enrollment. Any initial purchase payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days, PEB Financial Services will return the initial purchase payment unless otherwise directed by the applicant.

For a 457(b) Contract, the employer will purchase the Certificate on behalf of the employee. The employee will be required to complete an enrollment form and a suitability form. The employee also must acknowledge receipt of the 457(b) disclosure form.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or purchase payments, We may experience such delays to the extent registered representatives from PEB Financial Services fail to forward enrollment forms and Net Purchase Payments to Our Home Office on a timely basis.

Right to Cancel

Subject to state insurance laws, You have the right to cancel Your Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the registered representative who sold it to You, within this “free look period.” HMLIC will refund the Variable Account Value and all contributions made to the fixed account. Upon return of the Certificate, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for Your product is $10. The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences — Contributions.” Any Net Purchase Payment received and considered to be in good form will be credited on the next Valuation Date following receipt. We deem receipt to occur on a Valuation Date if We receive the Net Purchase Payment at Our Home Office before 3:00 p.m. Central Time. If We receive the Net Purchase Payment at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Allocation of Purchase Payments — All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Certificate Year must equal or exceed $100. A request to change the allocation of Net Purchase Payments can be made by written notice submitted to HMLIC, and will be effective on the first Valuation Date following receipt of the request by Our Home Office.

Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses, and the deduction of certain charges.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

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•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

•	minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;

•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract, before the Annuity Date. You may transfer account value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

Transfers from the fixed account are restricted to 20% of the value in the fixed account. Additional transfers of another 20% may be completed, but only after 365 days have elapsed since the last transfer. Please read Your Certificate for more information.

A Participant may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (877) 832-3785, by calling (800) 999-1030 (toll-free), or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access”. CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office, unless a future date is requested. See “Other Information — Forms Availability.”

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Variable investment options, or between the fixed account and Variable investment options, to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing Variable investment option or the fixed account into as many as 10 other investment options (including both Variable investment options and the fixed account). You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.

The transfers will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office, and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by facsimile transmission to (877) 832-3785, or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access” section.

Because the Variable Account Value from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the Variable Account Value in a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the amounts and which of the fixed account and/or the Variable investment options is/are to be utilized, and include proper authorization — such as a signature on a form or validating information — if using the telephone or the HMLIC website.

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. You may rebalance Your Total Accumulation Value into as many as 10 investment options. You may request rebalancing by the same means as described above for transfers.

Rebalancing will begin on the first Valuation Date following receipt of Your written request in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an

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existing rebalancing program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by facsimile transmission to (877) 832-3785, or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access” section.

All requests must (1) identify the Participant’s name and Certificate number, (2) specify the amounts and the investment options to be utilized, if applicable, and (3) include proper authorization — such as a signature on a form or validating information — if using the telephone or the HMLIC website.

Changes to Purchase Payment Allocations — A Participant may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by facsimile transmission to (877) 832-3785, or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). The percentages must total 100% and each request must be stated in whole percentages. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Certificate Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the written request at HMLIC’s Home Office. See “Other Information — Forms Availability.”

Market Timing — The Group Contract (and the Certificates thereunder) and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally, and to Participants and their account performance, more specifically.

If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate Your Certificate. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. When considering whether to take action, HMLIC does not include transfers made pursuant to the dollar cost averaging method or rebalancing.

HMLIC applies its market timing policies and procedures uniformly to all owners of Certificates under a particular Group Contract. Such action will include requiring future transfer requests under a Certificate to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Certificate owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Group Contract (and the Certificates thereunder). Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds.

HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. These fees will be assessed against the redeeming Participant. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares. Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the underlying fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from a 403(b) contract or a 457(b) contract except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Group Contract and the Certificates thereunder are issued, a Participant may surrender a Certificate in whole or withdraw part of the account value for cash before Annuity Payments begin.

The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid

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request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC’s Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC. Facsimile transmissions of the request will be accepted only if the proceeds are sent to the Participant and the request is sent to (877) 832-3785. (See “Tax Consequences” and “Other Information — Forms Availability.”)

Partial withdrawals and surrenders will be processed either (1) on a date You specify in a request, provided the specified date occurs on or after receipt of the request at Our Home Office, or (2) on the first Valuation Date following receipt of a valid request at Our Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days before Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

If You request a partial withdrawal from Your tax-deferred annuity contract using the hardship withdrawal regulations of the IRC, there may be a suspension of contributions to all other retirement plans of Your employer for six months (or such period of time as is provided in Your retirement plan document). You should consult with Your retirement plan administrator for further guidance before making a hardship withdrawal.

Loans — Loans are available under Your Certificate before the date Annuity Payments begin, and at least 12 months after the loan endorsement has been in force in connection with Your Certificate. Your loan request must be in writing to Our Home Office. We will permit one loan in any continuous 12-month period. In no event will We permit a loan term to extend beyond an Annuitant’s 70th birthday.

When a loan is made, fixed account funds equaling the amount of the loan will be transferred from the fixed account to a loan reserve account. The minimum loan amount is $1,000. The maximum loan amount is $50,000, and cannot exceed half of Your fixed account value. The initial interest rate established for Your loan will be the Adjustable Interest Rate for the calendar quarter in which the loan is effective. The interest rate on Your loan may change annually at Your annual loan anniversary date. The Adjustable Interest Rate is an interest rate established by HMLIC each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans with loan anniversaries that occur in that quarter. The Adjustable Interest Rate will not exceed the published monthly average from Moody’s Corporate Bond Yield Average, rounded to the lowest 1/2% for the calendar month ending two months before the first day of the calendar quarter. There will be no interest rate change for Your next loan year if the Adjustable Interest Rate for the calendar quarter of Your annual loan anniversary is within 1/2% of Your current loan interest rate. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more lower than Your current loan interest rate, Your loan interest rate will be reduced to the lower rate for Your next loan year. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more higher than Your current loan interest rate, Your loan interest rate may be increased to the higher rate for Your next loan year. HMLIC will send You a written notice of any change in the loan interest rate at least 31 days before the annual loan anniversary. We currently charge a Participant 5.0% interest per year on a loan. Amounts in a loan reserve account will earn interest at an annual rate of at least 3%. The amount of the loan, plus interest, will be amortized and repaid no less frequently than quarterly, with equal installment payments due on the last day of each quarter. Generally, You must repay a loan within 5 years.

While there is an outstanding loan balance, the amount of the loan reserve account will receive the loan reserve account interest rate (the effective annual rate used to determine the amount of loan reserve account interest). In addition, if the loan including any accrued loan interest has not been repaid upon selection of an Annuity Payment option or upon an Annuitant’s death, the annuity value or the death benefit will be reduced by the outstanding loan amount (including any accrued loan interest). If You surrender Your Certificate before repaying a loan, Your account value will be reduced by the outstanding loan amount (including any accrued loan interest) minus any income tax required to be withheld.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw, or commence Annuity Payments. The value of Your account is determined as of the Valuation Date on which a valid transaction request is received. However, determination of account value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC, (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values, or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which the Group Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

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If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

Deductions and Expenses

We assess certain charges and make certain deductions under the Group Contract and the Certificates thereunder. These charges and deductions compensate Us for: services and benefits We provide, costs and expenses We incur, and risks We assume.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Group Contract and the Certificates thereunder
•	Investment Options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Participants and the Plan Sponsor
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing enrollment forms and with issuing and administering the Group Contract and the Certificates thereunder
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of Certificates. Sales commissions typically range from 1% to 3% of purchase payments received.
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes, and fees

Risks We Assume:

•	that the costs of providing the services and benefits under the Group Contract and the Certificates thereunder exceed the charges We deduct.

Mortality and Expense Risk Fee — For assuming mortality and expense risks, HMLIC applies an asset-based charge to the Variable Account Value. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Variable Account Value (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. We expect to profit from this charge.

Loan Interest Spread — We charge You an effective annual interest rate of 5.0% on a loan. We also credit the amount in the loan reserve account with an effective guaranteed annual interest rate no less than 3.0%.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Death Benefit Proceeds

If a Participant dies before the Annuity Date and has not surrendered his/her Certificate, the death benefit will be paid to the beneficiary designated by the Participant. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

Upon receipt of such proof of death, the beneficiary will receive the greater of:

•	the total value of the Participant’s account, less any applicable premium tax; or

•	the sum of all contributions under a Participant’s account, less any applicable premium tax, any outstanding loan balance, and any withdrawals.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar

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year in which the Participant reaches age 70 1/2 or retires. (See “Taxation of Contract Benefits.”)

The Group Contract and the Certificates thereunder provide for fixed or Variable Annuity Payment options, or a combination of both. A Participant may elect to have Annuity Payments made under any one or more of the options described below, or in any other payment options that HMLIC may make available in response to a Participant’s request. To begin receiving Annuity Payments, You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the life annuity with payments guaranteed for 10 years, which is payable on a Variable basis for any account value in a Subaccount.

We will process the request so that the Annuity Payments begin as prescribed in Your Certificate. We may issue a supplemental annuity contract for each Annuity Payment option chosen. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date We receive Your request in Our Home Office; if You elect a Variable payment option, We will transfer Your Fixed Account Value to Your Variable Account on the date We receive Your request at Our Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or the Variable Account, depending on the type of payment option elected. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, or annual installments (“payment periods”). Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the annuitized value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if, at the Annuity Date, the option chosen would provide Annuity Payments of less than $20 per month, then We will pay the Participant’s account value to the payee in a lump sum.

Annuity Payment Options

On the Annuity Date, the Participant has certain rights to acquire Variable and/or fixed annuity payout options. The following Annuity Payment options are available on a Variable basis unless otherwise stated. See Your Certificate for details regarding fixed Annuity Payments.

Life Annuity with or without Period Certain — The life option guarantees Annuity Payments for the lifetime of the Annuitant. We will pay an income (on a fixed or Variable basis, as elected by the Participant) based on the attained age of the Annuitant for the period certain elected; thereafter We will pay income for the remaining lifetime of the Annuitant. If no period certain is requested, We will pay an income (on a fixed or Variable basis, as elected by the Participant) during the lifetime of the Annuitant.

If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment.

This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

Joint and Survivor Life Annuity — This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. The income (payable on a fixed or Variable basis, as elected by the Participant) will be based on the ages of the two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (100%, 50%, or 66.66%.). The Annuity Payments cease after the last payment paid before the survivor’s death. It is possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties) from the remaining present value. Any change or withdrawal a Participant makes may affect any subsequent Annuity Payments, and may have tax consequences. This option is available on a fixed payment basis only.

Income for Fixed Amount — This option provides payments of a fixed amount until the account value, with interest, has been paid; payments may not extend beyond the life expectancy of the Annuitant, as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties), from the remaining present value, subject to IRC requirements. This option is available on a fixed payment basis only.

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Interest Annuity Payments — This option provides Annuity Payments based on interest earned from the proceeds of Your Certificate, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate set forth in Your Certificate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The Annuitant may elect another Annuity Payment option at the end of any payment period. Subject to IRC requirements, the Annuitant may withdraw the account value in whole or in part upon written request. The request must be made before the end of the period that the Annuitant agreed to receive Annuity Payments. (See “Tax Consequences — Required Minimum Distributions.”) Upon the Annuitant’s death, the beneficiary will be paid the remaining Certificate value. If no beneficiary is living at the time of the Participant’s death, the Certificate value will be paid in a lump sum to the estate of the Participant. Distributions of both principal and interest must begin no later than the date specified by the IRC. This option is available on a fixed payment basis only.

Other Income Options — If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may (1) receive the proceeds in a lump sum, (2) leave the Certificate with HMLIC and receive the value under the minimum required distribution requirements of IRC Section 401(a)(9), see “Tax Consequences — Required Minimum Distributions,” or (3) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under a Certificate depends on Total Accumulation Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount in which You invest under the Certificate by its respective Accumulation Unit Value. Your Total Accumulation Value may be more or less than the amount of Net Purchase Payments allocated to Your Certificate.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined from the annuity income option tables in Your Certificate, less any deductions We may make for premium taxes. These tables show the monthly payment for each $1,000 of account value allocated to provide a fixed Annuity Payment. These payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — The account value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) a Participant instructs. Not all Subaccounts may be available for Annuity Payments. The dollar amount of Your Variable Annuity Payments will depend on: (1) the amount that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (2) the assumed interest rate for the Group Contract (and the Certificates thereunder); and (3) the performance of the Subaccounts You have selected.

The amount of the first monthly Variable Annuity Payment is determined from the annuity income option tables in Your Certificate. The tables show the amount of the Annuity Payment for each $1,000 of account value allocated to provide Annuity Payments. The annuity income option tables vary with the form of Annuity Payment option selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option other than the 100% option is chosen; in those cases upon the death of either Annuitant, the number of Annuity Units will be reduced to correspond to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment may vary from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value on the date of payment.

Assumed Interest Rate — The assumed interest rate for the Certificates is 3%.

Annuity Unit Value — The Annuity Unit Value for each Underlying Fund was established at $10.00 on March 1, 2005.

•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor equals one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Misstatement of Age

If the age of the Annuitant has been misstated, We will adjust the amount of any Annuity Payment to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, We will deduct the difference with interest, at an interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, We

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will add the difference with interest, at an interest rate of 6%, to the next payment.

Modification of the Group Contract

The Group Contract provides that it may be modified by agreement between the Plan Sponsor and HMLIC, or by HMLIC alone to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC can modify the terms of the Group Contract.

Tax Consequences

Other Considerations — This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Participant or a prospective Participant considering purchase of an annuity contract under a Qualified Plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC. The IRC provides, however, that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made.

Owner Control — In certain circumstances, because of their ability to exercise investment control over the assets of the separate account supporting their contracts, owners of variable annuity contracts have been considered to be the owners of those separate account assets for federal income tax purposes. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Current taxation based on owner control generally does not apply to Qualified Plans.

Transfers, Assignments, or Exchanges of a Certificate

A transfer or assignment of ownership of a certificate under a group contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Certificate may result in certain tax consequences to a Participant that also are not discussed herein. A Participant contemplating any such transfer, assignment, exchange or transaction should consult a tax advisor as to the tax consequences.

Participants

Contribution Limitations and General Requirements for Qualified Plans — The tax rules applicable to Participants in a Qualified Plan vary according to the type of plan and the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing a Certificate as an investment vehicle for a Qualified Plan.

Contributions under Qualified Plans may be excludable from income if made through a salary reduction agreement. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to a Participant’s account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Certificate as an investment vehicle for a Qualified Plan does not provide any tax advantage in addition to that already available through the Qualified Plan.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 (in 2008) or 100% of compensation. A special catch-up contribution is available to certain participants who have 15 years of service with his or her employer. Additional catch-up amounts, $5,000 in 2008, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and the additional catch-up amount if the Participant is age 50 or older are indexed for inflation after 2008. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. Contributions and earnings are not included in the annuitant’s income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the annuity contract as of December 31, 1988. Section 403(b) annuity contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 (in 2008) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Participant is age 50 or older, $5,000 for 2008. Both the maximum salary reduction amount and the additional amount if the Participant is age 50 or older are indexed for inflation after 2008. A additional special catch-up contribution is allowed in the last three years of employment before attaining normal

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retirement age. Contributions and earnings generally are not included in an annuitant’s income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment, or for an unforeseeable emergency. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or to an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (of cash or other assets) from one eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Transfers and distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b) and 457(b) annuities only amounts eligible for distribution can be rolled over.

Eligible rollover distributions under a Section 403(b) tax-deferred annuity or a governmental Section 457(b) plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan. (An eligible Section 457(b) plan must separately account for amounts rolled over from other non-Section 457(b) plans.) Amounts that are not eligible to be distributed may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met. Transfers are permitted between governmental Section 457(b) plans if IRC requirements are met.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity, regulations issued in 2007 require all Section 403(b) annuities to be maintained under an employer’s plan and define a transfer as the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange as the movement of all or some portion of the balance in a 403(b) annuity between investment options in the same employer’s 403(b) plan. The regulations are generally effective January 1, 2009, with some exceptions, but the employer may elect to adopt a written plan document and otherwise comply with the regulations on an earlier date. In addition, exchanges after September 24, 2007 must meet specific criteria in order to be tax-free. You should consult with your tax advisor for additional guidance on transfers and exchanges.

Taxation of Contract Benefits — Amounts contributed through salary reduction or employer contributions are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity contract. Group Contract benefits generally will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

If not made within certain terms of the IRC, loans will be treated as distributions. Loans from Section 403(b) and 457(b) plans generally will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home), the loans have substantially level payments over the term of the loan, the loans do not exceed $50,000, and the loans are evidenced by a legally enforceable agreement.

Additional Taxes

Premature Distribution Tax — An additional tax (penalty tax) will apply to premature distributions from a qualified plan. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to distributions from Section 457 plans. Depending on the type of qualified plan, certain payments may be exempt from the penalty tax, such as payments: (1) made after age 59 1/2; (2) made as the result of death or disability; (3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and beneficiary; (4) made after separation from service and attainment of age 55; (5) made for medical care; (6) made under a qualified domestic relations order (QDRO); and (7) made to correct excess contributions or elective deferrals.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Participant is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Participant of a Qualified Plan is generally required to take certain required minimum distributions during the Participant’s life and the beneficiary designated by the Participant is required to take the balance of the account value within certain specified periods following the Participant’s death.

The Participant must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the account value and the applicable life expectancy. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires. If the beneficiary is not the spouse, the beneficiary may make a Direct rollover to an IRA that meets the IRS requirements of an inherited IRA.

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Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules.

1.	If the Participant dies on or after the required beginning date, any remaining balance will continue to be distributed at least as rapidly as the payments being made to the Participant before death.

2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the account value is payable to a designated beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary, provided that distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 1/2.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on taxable eligible rollover distributions from qualified plans. Eligible rollover distributions are distributions other than a direct rollover or direct transfer to an eligible retirement plan, periodic payments over a Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments, withholding is at a rate of 10%. HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Estate Taxes — While no attempt is being made to discuss the federal estate tax implications of the Group Contract (and the Certificates thereunder), purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax — Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the IRC may require HMLIC to deduct the tax from Your Certificate or from any applicable payment, and pay the tax directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations — The discussion above provides general information regarding federal income tax consequences to Participants who are U.S. citizens or residents. Participants who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Participants may be subject to state and/or municipal taxes and taxes that may be imposed by the Participant’s country of citizenship or residence. Prospective Participants are advised to consult with a qualified tax adviser regarding federal, state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Group Contract (and the Certificates thereunder) could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on Your Certificate.

We have the right to modify the Group Contract (and the Certificates thereunder) in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Group Contract (or Certificate thereunder) and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — Horace Mann Investors, Inc. (“HM Investors”), located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is a member of FINRA and is a wholly owned subsidiary of Horace Mann Educators Corporation.

The Certificates are sold by HMLIC through PEB Financial Services (“PEB”), which is located at 542 S. Dearborn St. Suite 300, Chicago, Illinois 60605, and Linsco/Private Ledger (“LPL”), a broker dealer. Individuals at PEB are registered representatives with and offer securities through LPL. LPL is a member of FINRA. HMLIC and HM Investors have entered into a distribution agreement with LPL. Sales commissions are paid by HMLIC to LPL and range from 1.00% to 3.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions we pay, however, through the fees and charges collected under the Group Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national,

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State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement or of PEB Financial Services to perform under its distribution agreement, or on HMLIC’s ability to meet its obligations under the Group Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Group Contract and Certificates thereunder. This prospectus summarizes the material rights granted under and features of the Group Contract and Certificates thereunder. For a complete statement of the terms thereof, reference is made to the Group Contract, the Certificates thereunder, and such instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Participants — To ensure receipt of communications, Participants must notify PEB Financial Services or HMLIC of address changes. Notice of a change in address may be sent to PEB Financial Services at 542 S. Dearborn, Suite 300, Chicago, Illinois 60605 or by calling (312) 922-3264. Notices may also be sent to HMLIC by writing to Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the Certificate and forward the proceeds to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — Inquiries concerning Your Certificate may be made to PEB Financial Services by calling (312) 922-3264, or by calling HMLIC toll- free at (800) 999-1030. Written questions should be sent to either PEB Financial Services at 542 S. Dearborn, Suite 300, Chicago, Illinois 60605 or to Horace Mann Life Insurance Company, Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability — Specific forms are available to aid the Participant in effecting many transactions allowed under a Certificate. These forms may be obtained by calling PEB Financial Services at (312) 922-3264.

Investor Information from FINRA Program — Information about HM Investors, PEB Financial Services, LPL and Your registered representative is available from FINRA at www. finra.org or by calling (800) 289-9999 (toll-free).

Table of contents for the Statement of Additional Information

A copy of the Statement of Additional Information that provides more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

General Information and History	1
Underwriter	1
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by facsimile transmission to (877) 832-3785, or telephone (217) 789-2500 or (800) 999-1030 (toll free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

Statement of Additional Information dated May 1, 2008 for the Horace Mann Life Insurance Group Annuity Separate Account.

Please mail the above document to:
Name:
Address:
City/State/Zip:

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Appendix: Accumulation Unit Values

The Accumulation Unit Values (“AUVs”) and the number of accumulation units outstanding for each Subaccount from the date of Subaccount inception are shown in the following tables. The values shown assume that the charge structure for the Group Contract (and the Certificates thereunder) was in effect since the later of the date (1) the Separate Account was established, although not registered, or (2) of Subaccount inception. The T. Rowe Price Science and Technology Fund — Advisor Class was added to the Separate Account on April 15, 2003. The Goldman Sachs VIT International Equity Fund and the Lord Abbett Series Fund — Growth Opportunities Portfolio were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account when it was established on May 1, 2002.

				Number of
		Accumulation	Accumulation	Accumulation
	Year	Unit Value	Unit Value	Units Outstanding
Subaccount	Ended	Beginning of Period	End of period	End of Period

BlackRock Index Equity Portfolio (Service Class	12/31/07	$27.84	$29.11	77,765
	12/31/06	24.32	27.84	78,040
	12/31/05	23.47	24.32	86,251
	12/31/04	21.45	23.47	75,307
	12/31/03	16.85	21.45	55,283
	12/31/02	20.83	16.85	22,928
AllianceBernstein Large Cap Growth Portfolio	12/31/07	$25.37	28.60	23,259
	12/31/06	25.74	$25.37	20,479
	12/31/05	22.59	25.74	11,263
	12/31/04	21.02	22.59	8,343
	12/31/03	17.17	21.02	6,224
	12/31/02	21.85	17.17	2,770
Davis Value Portfolio	12/31/07	$14.60	$15.16	238,604
	12/31/06	12.80	14.60	233,061
	12/31/05	11.79	12.80	211,112
	12/31/04	10.58	11.79	167,666
	12/31/03	8.22	10.58	111,303
	12/31/02	9.67	8.22	48,594
Fidelity VIP Mid Cap Portfolio (SC2)	12/31/07	$38.29	$43.82	104,709
	12/31/06	34.34	38.29	106,467
	12/31/05	29.33	34.34	95,985
	12/31/04	23.72	29.33	68,164
	12/31/03	17.29	23.72	45,872
	12/31/02	20.08	17.29	19,707
Lord Abbett Series Fund Growth Opportunities Portfolio	12/31/07	$14.71	$17.70	29,057
	12/31/06	13.75	14.71	26,617
	12/31/05	13.24	13.75	24,491
	12/31/04	12.08	13.24	577
Ariel Appreciation Fund®	12/31/07	$54.09	$52.93	56,709
	12/31/06	49.14	54.09	61,053
	12/31/05	48.13	49.14	64,179
	12/31/04	42.90	48.13	49,674
	12/31/03	33.01	42.90	35,282
	12/31/02	39.74	33.01	15,557

24

				Number of
		Accumulation	Accumulation	Accumulation
	Year	Unit Value	Unit Value	Units Outstanding
Subaccount	Ended	Beginning of Period	End of period	End of Period

Neuberger Berman Genesis Fund (Advisor Class)	12/31/07	$30.88	$37.23	48,605
	12/31/06	29.11	30.88	48,338
	12/31/05	25.59	29.11	43,252
	12/31/04	21.53	25.29	37,835
	12/31/03	16.52	21.53	25,844
	12/31/02	11.05	16.52	10,403
Wilshire VIT Small Cap Growth Fund	12/31/07	$13.72	$15.50	10,822
	12/31/06	12.42	13.72	15,167
	12/31/05	12.07	12.42	11,469
	12/31/04	11.65	12.07	12,222
	12/31/03	7.38	11.65	7,471
	12/31/02	10.49	7.38	1,843
Ariel Fund®	12/31/07	$60.00	$58.47	70,139
	12/31/06	54.99	60.00	72,179
	12/31/05	54.73	54.99	74,373
	12/31/04	45.23	54.73	3,433
	12/31/03	35.60	45.23	36,247
	12/31/02	41.93	35.60	16,275
Goldman Sachs VIT International Equity Fund	12/31/07	$14.62	$15.65	89,524
	12/31/06	12.07	14.62	80,164
	12/31/05	10.70	12.07	60,321
	12/31/04	9.23	10.70	845
Templeton Foreign Smaller Companies Fund (Class A)	12/31/07	$29.25	$31.37	19,831
	12/31/06	23.80	29.25	14,443
	12/31/05	21.57	23.80	6,593
	12/31/04	18.14	21.57	2,811
	12/31/03	12.50	18.14	540
	12/31/02	14.87	12.50	184
T. Rowe Price Science and Technology Fund — Advisor Class	12/31/07	$20.34	$22.55	15,771
	12/31/06	19.14	20.34	12,385
	12/31/05	18.84	19.14	8,862
	12/31/04	18.70	18.84	8,953
	12/31/03	13.08	18.70	5,958
Putnam VT The George Putnam Fund of Boston (IB Shares)	12/31/07	$13.74	$13.79	124,000
	12/31/06	12.34	13.74	121,666
	12/31/05	11.94	12.34	117,786
	12/31/04	11.09	11.94	74.967
	12/31/03	9.53	11.09	37,348
	12/31/02	10.53	9.53	17,529

25

				Number of
		Accumulation	Accumulation	Accumulation
	Year	Unit Value	Unit Value	Units Outstanding
Subaccount	Ended	Beginning of Period	End of period	End of Period

BlackRock Low Duration Bond Portfolio (Service	12/31/07	$10.87	$11.36	42,787
Class)	12/31/06	10.57	10.87	34,801
	12/31/05	10.52	10.57	36,313
	12/31/04	10.49	10.52	24,392
	12/31/03	10.39	10.49	20,775
	12/31/02	2.91	10.39	11.389
BlackRock Liquidity Temp Fund (Service Class)	12/31/07	$1.07	$1.12	2,293,021
	12/31/06	1.03	1.07	1,616,500
	12/31/05	1.02	1.03	1,412,385
	12/31/04	1.01	1.02	581,242
	12/31/03	1.00	1.01	368,799
	12/31/02	1.00	1.00	179,507
BlackRock Total Return II Portfolio (Service Class)	12/31/07	$11.46	$12.01	73,894
	12/31/06	11.11	11.46	73,112
	12/31/05	10.97	11.11	61,698
	12/31/04	10.62	10.97	43,388
	12/31/03	10.24	10.62	19.708
	12/31/02	9.73	10.24	8,261

26

May 1, 2008
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
Flexible Premium
Variable Deferred Group Annuity Contract
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the variable deferred group annuity contract dated May 1, 2008. Copies of the prospectus for the Group Contract (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract (and the Certificates thereunder).
May 1, 2008

GENERAL INFORMATION AND HISTORY
          Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly- owned subsidiary of Allegiance Life Insurance Company, which engages in the business of insurance. HMLIC is an indirect, wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly- held insurance holding company traded on the New York Stock Exchange.
          HMLIC established the Separate Account under Illinois law on March 1, 2002. HMLIC created the Separate Account and began issuing a group variable annuity contract funded through the Separate Account as an investment vehicle for the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, without registering the group contract under the Securities Act of 1933, or the Separate Account under the Investment Company Act of 1940. At that time, HMLIC believed that such registration was not required for a “governmental plan” such as the Plan. HMLIC determined in late 2006 that the Plan was a type of “governmental plan” that may not be exempted from registration, and thereafter began taking steps to respond to the deficiency.
UNDERWRITER
Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly owned subsidiary of HMEC.
          HMLIC offers and sells the Certificates under the Group Contract on a continuous basis through PEB Financial Services (“PEB”). Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger (“LPL”). LPL is a member of FINRA. HMLIC pays commissions to LPL for sales of the Certificates under the Group Contract by LPL registered representatives.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2007, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 28, 2008, of HMLIC includes explanatory language that states that HMLIC prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America, and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract.

Report of Independent Registered Public Accounting Firm
The Contract Owners
Horace Mann Life Insurance Company Group Annuity Separate Account
     and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:
We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Group Annuity Separate Account (the Account) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts fo the Horace Mann Life Insurance Company Group Annuity Separate Account as of December 31, 2007, and the results of its operations for the year ended and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Chicago, Illinois
April 28, 2008

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Statements of Net Assets
December 31, 2007

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

ASSETS
Investments at market value	$665,196	$4,100,792	$3,001,852	$887,640	$2,263,955	$2,567,698	$486,133	$3,617,432

TOTAL ASSETS	$665,196	$4,100,792	$3,001,852	$887,640	$2,263,955	$2,567,698	$486,133	$3,617,432

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	$665,196	$4,100,792	$3,001,852	$887,640	$2,263,955	$2,567,698	$486,133	$3,617,432

TOTAL NET ASSETS	$665,196	$4,100,792	$3,001,852	$887,640	$2,263,955	$2,567,698	$486,133	$3,617,432

INVESTMENTS
Cost of investments	$592,644	$4,622,776	$3,322,098	$872,030	$2,027,834	$2,567,683	$482,035	$3,329,354
Unrealized appreciation (depreciation) on investments	$72,552	$(521,984)	$(320,246)	$15,610	$236,121	$15	$4,098	$288,078

Number of shares in underlying mutual funds	22,203	88,398	69,713	92,463	80,741	2,567,683	48,810	249,823

Total Net Assets Represented by: Number of units outstanding: M&E Rate .80	23,259	70,139	56,709	73,894	77,765	2,293,021	42,787	238,604

Accumulation Unit Value (Net assets divided by units outstanding) M&E Rate .80	$28.60	$58.47	$52.93	$12.01	$29.11	$1.12	$11.36	$15.16
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Statements of Net Assets
December 31, 2007

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	EQUITY FUND

ASSETS
Investments at market value	$4,588,382	$1,401,211	$514,449	$1,809,412	$1,709,960	$622,089	$355,645	$167,771

TOTAL ASSETS	$4,588,382	$1,401,211	$514,449	$1,809,412	$1,709,960	$622,089	$355,645	$167,771

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	$4,588,382	$1,401,211	$514,449	$1,809,412	$1,709,960	$622,089	$355,645	$167,771

TOTAL NET ASSETS	$4,588,382	$1,401,211	$514,449	$1,809,412	$1,709,960	$622,089	$355,645	$167,771

INVESTMENTS
Cost of investments	$4,250,562	$1,356,729	$467,173	$1,821,734	$1,794,413	$700,682	$320,728	$141,604
Unrealized appreciation (depreciation) on investments	$337,820	$44,482	$47,276	$(12,322)	$(84,453)	$(78,593)	$34,917	$26,167

Number of shares in underlying mutual funds	128,779	101,832	31,484	62,849	154,747	31,514	15,192	10,343

Total Net Assets Represented by: Number of units outstanding: M&E Rate .80	104,709	89,524	29,057	48,605	124,000	19,831	15,771	10,822

Accumulation Unit Value (Net assets divided by units outstanding) M&E Rate .80	$43.82	$15.65	$17.70	$37.23	$13.79	$31.37	$22.55	$15.50
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Statements of Operations
For the Year Ended December 31, 2007

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

Dividend income distribution	$—	$13,086	$15,845	$38,798	$45,031	$104,203	$18,602	$41,803

Net investment income	—	13,086	15,845	38,798	45,031	104,203	18,602	41,803

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	363,270	290,749	—	—	—	—	144,252

Net realized gain (loss) on investments	21,745	49,569	81,506	(8,859)	151,872	—	43	218,859

Net unrealized appreciation (depreciation) on investments	51,294	(478,235)	(417,127)	17,731	(75,365)	—	3,997	(237,991)

Net gain (loss) on investments	73,039	(65,396)	(44,872)	8,872	76,507	—	4,040	125,120

EXPENSES
Mortality and expense risk charge (Note 1)	(4,632)	(36,617)	(27,007)	(7,113)	(18,417)	(16,386)	(3,513)	(28,715)

Total Expenses	(4,632)	(36,617)	(27,007)	(7,113)	(18,417)	(16,386)	(3,513)	(28,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,407	$(88,927)	$(56,034)	$40,557	$103,121	$87,817	$19,129	$138,208
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2007

		GOLDMAN					T. ROWE
		SACHS VIT	LORD ABBETT	NEUBERGER	GEORGE	TEMPLETON	PRICE	WILSHIRE VIT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	PUTNAM	FOREIGN	SCIENCE &	SMALL CAP
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	SMALLER	TECHNOLOGY	EQUITY
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

INVESTMENT INCOME

Dividend income distribution	$21,882	$18,719	$—	$3,604	$51,556	$8,526	$—	$—

Net investment income	21,882	18,719	—	3,604	51,556	8,526	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	394,630	147,190	42,955	262,283	163,283	67,460	—	—

Net realized gain (loss) on investments	273,449	91,260	9,648	108,715	4,694	19,525	16,811	27,598

Net unrealized appreciation (depreciation) on investments	(51,608)	(156,457)	28,902	(40,977)	(199,678)	(63,150)	12,099	(3,463)

Net gain (loss) on investments	616,471	81,993	81,505	330,021	(31,701)	23,835	28,910	24,135

EXPENSES
Mortality and expense risk charge (Note 1)	(36,311)	(10,560)	(3,472)	(13,629)	(13,917)	(4,433)	(2,518)	(1,449)

Total Expenses	(36,311)	(10,560)	(3,472)	(13,629)	(13,917)	(4,433)	(2,518)	(1,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$602,042	$90,152	$78,033	$319,996	$5,938	$27,928	$26,392	$22,686
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

OPERATIONS
Net investment income	$—	$13,086	$15,845	$38,798	$45,031	$104,203	$18,602	$41,803
Capital gain distribution	—	363,270	290,749	—	—	—	—	144,252
Net realized gain (loss) on investments	21,745	49,569	81,506	(8,859)	151,872	—	43	218,859
Net unrealized appreciation (depreciation) on investments	51,294	(478,235)	(417,127)	17,731	(75,365)	—	3,997	(237,991)
Mortality and expense risk charge (Note 1)	(4,632)	(36,617)	(27,007)	(7,113)	(18,417)	(16,386)	(3,513)	(28,715)

Net increase (decrease) in net assets resulting from operations	68,407	(88,927)	(56,034)	40,557	103,121	87,817	19,129	138,208

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	175,084	1,207,041	923,985	375,737	631,946	2,288,113	169,923	967,231
Sales and administrative expenses (Note 1)	—	—	—	—	—	—	—	—

Net consideration received on annuity contracts	175,084	1,207,041	923,985	375,737	631,946	2,288,113	169,923	967,231
Net transfer from (to) fixed accumulation account	(29,179)	(149,992)	(67,914)	(11,817)	(31,483)	(26,211)	(7,229)	(85,424)
Transfers from (to) other Divisions	20,618	(83,567)	(92,487)	54,244	(13,466)	(122,084)	73,149	25,879
Payments to contract owners	(89,343)	(1,113,508)	(1,008,164)	(408,999)	(598,624)	(1,394,438)	(147,059)	(832,241)
Annual maintenance charge (Note 1)	—	—	—	—	—	—	—	—
Surrender charges (Note 1)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	77,180	(140,026)	(244,580)	9,165	(11,627)	745,380	88,784	75,445

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,587	(228,953)	(300,614)	49,722	91,494	833,197	107,913	213,653

Net Assets:
Beginning of period	519,609	4,329,745	3,302,466	837,918	2,172,461	1,734,501	378,220	3,403,779

End of period	$665,196	$4,100,792	$3,001,852	$887,640	$2,263,955	$2,567,698	$486,133	$3,617,432

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER
	FIDELITY	INTERNATIONAL	SERIES FUND	BERMAN	GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	VIP MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

OPERATIONS
Net investment income	$21,882	$18,719	$—	$3,604	$51,556	$8,526	$—	$—
Capital gain distribution	394,630	147,190	42,955	262,283	163,283	67,460	—	—
Net realized gain (loss) on investments	273,449	91,260	9,648	108,715	4,694	19,525	16,811	27,598
Net unrealized appreciation (depreciation) on investments	(51,608)	(156,457)	28,902	(40,977)	(199,678)	(63,150)	12,099	(3,463)
Mortality and expense risk charge (Note 1)	(36,311)	(10,560)	(3,472)	(13,629)	(13,917)	(4,433)	(2,518)	(1,449)

Net increase (decrease) in net assets resulting from operations	602,042	90,152	78,033	319,996	5,938	27,928	26,392	22,686

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,152,249	456,851	86,609	495,637	536,324	219,872	66,904	37,448
Sales and administrative expenses (Note 1)	—	—	—	—	—	—	—	—

Net consideration received on annuity contracts	1,152,249	456,851	86,609	495,637	536,324	219,872	66,904	37,448
Net transfer from (to) fixed accumulation account	(175,431)	(39,419)	(4,193)	(8,808)	(54,870)	(12,818)	(50,834)	5,920
Transfers from (to) other Divisions	(56,495)	(31,629)	28,731	6,601	66,136	67,271	90,418	(33,321)
Payments to contract owners	(1,011,176)	(246,938)	(66,379)	(496,821)	(515,667)	(102,619)	(29,169)	(73,020)
Annual maintenance charge (Note 1)	—	—	—	—	—	—	—	—
Surrender charges (Note 1)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	(90,853)	138,865	44,768	(3,391)	31,923	171,706	77,319	(62,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS	511,189	229,017	122,801	316,605	37,861	199,634	103,711	(40,287)

Net Assets:
Beginning of period	4,077,193	1,172,194	391,648	1,492,807	1,672,099	422,455	251,934	208,058

End of period	$4,588,382	$1,401,211	$514,449	$1,809,412	$1,709,960	$622,089	$355,645	$167,771

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

OPERATIONS
Net investment income	$—	$—	$1,473	$30,959	$27,646	$74,249	$15,030	$24,634
Capital gain distribution	—	271,762	225,153	—	—	—	—	—
Net realized gain (loss) on investments	18,549	248,226	146,607	(9,203)	153,135	—	(4,207)	189,110
Net unrealized appreciation (depreciation) on investments	(23,543)	(112,841)	(56,339)	10,106	115,632	—	4,028	220,750
Mortality and expense risk charge (Note 1)	(3,416)	(34,250)	(25,131)	(5,973)	(16,682)	(12,313)	(3,241)	(24,053)

Net increase (decrease) in net assets resulting from operations	(8,410)	372,897	291,763	25,889	279,731	61,936	11,610	410,441

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	270,219	1,484,064	1,041,438	320,153	572,962	1,284,954	189,729	1,173,895
Sales and administrative expenses (Note 1)	—	—	—	—	—	—	—	—

Net consideration received on annuity contracts	270,219	1,484,064	1,041,438	320,153	572,962	1,284,954	189,729	1,173,895
Net transfer from (to) fixed accumulation account	(10,588)	(130,297)	(43,150)	(9,243)	(30,212)	(180,274)	(3,781)	(50,468)
Transfers from (to) other Divisions	87,056	(207,456)	(118,480)	37,006	(119,511)	300,573	15,497	(16,178)
Payments to contract owners	(108,583)	(1,264,589)	(1,023,124)	(221,283)	(628,067)	(1,188,882)	(218,609)	(816,212)
Annual maintenance charge (Note 1)	—	—	—	—	—	—	—	—
Surrender charges (Note 1)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	238,104	(118,278)	(143,316)	126,633	(204,828)	216,371	(17,164)	291,037

TOTAL INCREASE (DECREASE) IN NET ASSETS	229,694	254,619	148,447	152,522	74,903	278,307	(5,554)	701,478

Net Assets:
Beginning of period	289,915	4,075,126	3,154,019	685,396	2,097,558	1,456,194	383,774	2,702,301

End of period	$519,609	$4,329,745	$3,302,466	$837,918	$2,172,461	$1,734,501	$378,220	$3,403,779

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER
	FIDELITY	INTERNATIONAL	SERIES FUND	BERMAN	GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	VIP MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

OPERATIONS
Net investment income	$6,190	$17,527	$—	$8,694	$40,280	$7,731	$—	$—
Capital gain distribution	412,733	—	3,794	108,334	52,076	65,469	—	—
Net realized gain (loss) on investments	312,642	32,505	5,248	102,236	17,862	5,880	2,413	2,753
Net unrealized appreciation (depreciation) on investments	(306,814)	140,573	16,478	(128,145)	64,995	(13,374)	12,231	18,255
Mortality and expense risk charge (Note 1)	(30,258)	(7,469)	(3,102)	(11,265)	(12,219)	(2,543)	(1,657)	(1,329)

Net increase (decrease) in net assets resulting from operations	394,493	183,136	22,418	79,854	162,994	63,163	12,987	19,679

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,288,806	368,477	168,166	530,231	535,829	201,427	99,400	62,433
Sales and administrative expenses (Note 1)	—	—	—	—	—	—	—	—

Net consideration received on annuity contracts	1,288,806	368,477	168,166	530,231	535,829	201,427	99,400	62,433
Net transfer from (to) fixed accumulation account	(100,229)	(14,376)	(5,377)	(24,560)	(38,826)	109	(2,187)	(499)
Transfers from (to) other Divisions	(13,769)	41,450	(10,816)	4,445	(35,574)	61,621	(17,827)	(8,037)
Payments to contract owners	(788,239)	(134,587)	(119,386)	(356,054)	(406,213)	(60,783)	(10,075)	(7,951)
Annual maintenance charge (Note 1)	—	—	—	—	—	—	—	—
Surrender charges (Note 1)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	386,569	260,964	32,587	154,062	55,216	202,374	69,311	45,946

TOTAL INCREASE (DECREASE) IN NET ASSETS	781,062	444,100	55,005	233,916	218,210	265,537	82,298	65,625

Net Assets:
Beginning of period	3,296,131	728,094	336,643	1,258,891	1,453,889	156,918	169,636	142,433

End of period	$4,077,193	$1,172,194	$391,648	$1,492,807	$1,672,099	$422,455	$251,934	$208,058

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements
December 31, 2007 and 2006

1.	NATURE OF SEPARATE ACCOUNT — Horace Mann Life Insurance Group Annuity Separate Account (“the Separate Account”), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, BlackRock Total Return II Portfolio (formerly BlackRock Core Bond Total Return Portfolio), BlackRock Index Equity Portfolio, BlackRock Low Duration Bond Portfolio, BlackRock Liquidity Temp Fund, Davis Value Portfolio, Fidelity VIP Mid Cap Portfolio, Goldman Sachs VIT International Equity Fund, Lord Abbett Series Fund Growth Opportunities, Neuberger Berman Genesis Fund, George Putnam Fund of Boston, Templeton Foreign Smaller Company Fund, T. Rowe Price Science & Technology Fund, and Wilshire VIT Small Cap Equity Fund. The funds collectively are referred to as the “Funds”.

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company (“HMLIC”) to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk).

There are no annual maintenance charges and no sales expense charged on purchase payments, surrenders or withdrawals.

2.	SIGNIFICANT ACCOUNTING POLICIES — Investments in the Funds are reported at fair value using the accumulated unit value method (AUV).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3.	FEDERAL INCOME TAXES — Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Separate Account contracts. Income attributable to non tax-deferred annuities is not significant.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007 and 2006
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES — During the year ended December 31, 2007 purchases and proceeds from sales of fund shares were as follows:

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	FUND	TEMP FUND	PORTFOLIO	PORTFOLIO

Purchases	$198,861	$1,602,118	$1,248,811	$497,138	$745,174	$2,919,026	$270,705	$1,217,072

Sales	$104,568	$1,352,837	$1,132,298	$465,147	$578,315	$2,085,829	$166,788	$765,428

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

Purchases	$1,818,798	$655,540	$164,932	$833,874	$856,338	$411,870	$157,373	$49,433

Sales	$1,256,002	$270,067	$71,033	$476,292	$618,799	$149,085	$65,760	$86,256

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007 and 2006
5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS	FIDELITY VIP
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE	MID CAP
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	FUND	TEMP FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2006	11,263	74,373	64,179	61,698	86,251	1,412,385	36,313	211,112	95,985

Consideration received	10,851	26,059	20,848	28,621	22,411	1,225,938	17,817	87,869	35,097

Net transfers	2,889	(5,915)	(3,286)	2,563	(5,902)	113,161	1,148	(5,094)	(3,148)
Payments to contract owners	(4,524)	(22,338)	(20,688)	(19,770)	(24,720)	(1,134,984)	(20,477)	(60,826)	(21,467)

Account units outstanding at 12/31/2006	20,479	72,179	61,053	73,112	78,040	1,616,500	34,801	233,061	106,467

Consideration received	6,494	19,163	16,511	32,311	21,735	2,075,377	15,425	64,154	27,450

Net transfers	(334)	(3,703)	(2,890)	3,594	(1,685)	(132,796)	5,849	(3,984)	(5,565)
Payments to contract owners	(3,380)	(17,500)	(17,965)	(35,123)	(20,325)	(1,266,060)	(13,288)	(54,627)	(23,643)

Account units outstanding at 12/31/2007	23,259	70,139	56,709	73,894	77,765	2,293,021	42,787	238,604	104,709

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007 and 2006
5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	ACCOUNT DIVISION
	GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER
	INTERNATIONAL	SERIES FUND	BERMAN	GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

Account units outstanding at 01/01/2006	60,321	24,491	43,252	117,786	6,593	8,862	11,469

Consideration received	28,063	11,758	17,661	41,901	7,657	5,079	4,919

Net transfers	2,088	(1,158)	(697)	(5,875)	2,395	(1,047)	(643)
Payments to contract owners	(10,308)	(8,474)	(11,878)	(32,146)	(2,202)	(509)	(578)

Account units outstanding at 12/31/2006	80,164	26,617	48,338	121,666	14,443	12,385	15,167

Consideration received	30,087	5,331	14,548	38,099	6,834	3,030	2,493

Net transfers	(4,551)	1,319	(120)	681	1,663	1,628	(1,609)
Payments to contract owners	(16,176)	(4,210)	(14,161)	(36,446)	(3,109)	(1,272)	(5,229)

Account units outstanding at 12/31/2007	89,524	29,057	48,605	124,000	19,831	15,771	10,822

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2007

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **
AllianceBernstein VPS Large Growth Portfolio	23,259	28.60	665,196	0.80%	0.00%	12.73%
Ariel Fund	70,139	58.47	4,100,792	0.80%	0.31%	(2.53%)
Ariel Appreciation Fund	56,709	52.93	3,001,852	0.80%	0.50%	(2.14%)
BlackRock Total Return II Portfolio	73,894	12.01	887,640	0.80%	4.50%	4.80%
BlackRock Index Equity Fund	77,765	29.11	2,263,955	0.80%	2.03%	4.56%
BlackRock Liquidity Temp Fund	2,293,021	1.12	2,567,698	0.80%	4.84%	4.67%
BlackRock Low Duration Bond Portfolio	42,787	11.36	486,133	0.80%	4.30%	4.51%
Davis Value Portfolio	238,604	15.16	3,617,432	0.80%	1.19%	3.84%
Fidelity VIP Mid Cap Portfolio	104,709	43.82	4,588,382	0.80%	0.51%	14.41%
Goldman Sachs VIT International Equity Fund	89,524	15.65	1,401,211	0.80%	1.45%	7.05%
Lord Abbett Series Fund Growth Opportunities	29,057	17.70	514,449	0.80%	0.00%	20.33%
Neuberger Berman Genesis Fund	48,605	37.23	1,809,412	0.80%	0.22%	20.56%
George Putnam Fund of Boston	124,000	13.79	1,709,960	0.80%	3.05%	0.36%
Templeton Foreign Smaller Company	19,831	31.37	622,089	0.80%	1.63%	7.25%
T.Rowe Price Science & Technology Fund	15,771	22.55	355,645	0.80%	0.00%	10.87%
Wilshire VIT Small Cap Fund — HM Shares	10,822	15.50	167,771	0.80%	0.00%	12.97%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2006

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **
AllianceBernstein VPS Large Growth Portfolio	20,479	25.37	519,609	0.80%	0.00%	(1.44%)
Ariel Fund	72,179	59.99	4,329,745	0.80%	0.00%	9.49%
Ariel Appreciation Fund	61,053	54.09	3,302,466	0.80%	0.05%	10.07%
BlackRock Core Bond Total Return Portfolio	73,112	11.46	837,918	0.80%	4.06%	3.15%
BlackRock Index Equity Fund	78,040	27.84	2,172,461	0.80%	1.29%	14.47%
BlackRock Liquidity Temp Fund	1,616,500	1.07	1,734,501	0.80%	4.65%	3.88%
BlackRock Low Duration Bond Portfolio	34,801	10.87	378,220	0.80%	3.94%	2.84%
Davis Value Portfolio	233,061	14.60	3,403,779	0.80%	0.81%	14.06%
Fidelity VIP Mid Cap Portfolio	106,467	38.30	4,077,193	0.80%	0.17%	11.53%
Goldman Sachs VIT International Equity Fund	80,164	14.62	1,172,194	0.80%	1.84%	21.13%
Lord Abbett Series Fund Growth Opportunities	26,617	14.71	391,648	0.80%	0.00%	6.98%
Neuberger Berman Genesis Fund	48,338	30.88	1,492,807	0.80%	0.63%	6.08%
George Putnam Fund of Boston	121,666	13.74	1,672,099	0.80%	2.58%	11.35%
Templeton Foreign Smaller Company	14,443	29.25	422,455	0.80%	2.67%	22.90%
T.Rowe Price Science & Technology Fund	12,385	20.34	251,934	0.80%	0.00%	6.27%
Wilshire VIT Small Cap Fund — HM Shares	15,167	13.72	208,058	0.80%	0.00%	10.47%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2005

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein VPS Large Growth Portfolio	11,263	25.74	289,915	0.80%	0.00%	13.94%
Ariel Fund	74,373	54.79	4,075,126	0.80%	0.35%	0.11%
Ariel Appreciation Fund	64,179	49.14	3,154,019	0.80%	0.98%	2.10%
BlackRock Core Bond Total Return Portfolio	61,698	11.11	685,396	0.80%	4.68%	1.28%
BlackRock Index Equity Fund	86,251	24.32	2,097,558	0.80%	1.46%	3.62%
BlackRock Liquidity Temp Fund	1,412,385	1.03	1,456,194	0.80%	3.03%	1.98%
BlackRock Low Duration Bond Portfolio	36,313	10.57	383,774	0.80%	3.01%	0.48%
Davis Value Portfolio	211,112	12.80	2,702,301	0.80%	1.10%	8.57%
Fidelity VIP Mid Cap Portfolio	95,985	34.34	3,296,131	0.80%	0.00%	17.08%
Goldman Sachs VIT International Equity Fund	60,321	12.07	728,094	0.80%	0.58%	12.80%
Lord Abbett Series Fund Growth Opportunities	24,491	13.75	336,643	0.80%	0.00%	3.85%
Neuberger Berman Genesis Fund	43,252	29.11	1,258,891	0.80%	0.00%	15.10%
George Putnam Fund of Boston	117,786	12.34	1,453,889	0.80%	1.98%	3.35%
Templeton Foreign Smaller Company	6,593	23.80	156,918	0.80%	15.76%	10.34%
T.Rowe Price Science & Technology Fund	8,862	19.14	169,636	0.80%	0.00%	1.59%
Wilshire VIT Small Cap Fund — HM Shares	11,469	12.42	142,433	0.80%	0.00%	2.90%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2007
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2004

		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **
AllianceBernstein VPS Large Growth Portfolio	8,343	22.59	188,480	0.80%	0.00%	7.47%
Ariel Fund	53,433	54.73	2,924,259	0.80%	0.50%	21.00%
Ariel Appreciation Fund	49,674	48.13	2,390,936	0.80%	0.48%	12.19%
BlackRock Core Bond Total Return Portfolio	43,388	10.97	475,843	0.80%	1.85%	3.30%
BlackRock Index Equity Fund	75,307	23.47	1,767,141	0.80%	1.25%	9.42%
BlackRock Liquidity Temp Fund	581,242	1.01	586,222	0.80%	1.05%	0.00%
BlackRock Low Duration Bond Portfolio	24,392	10.52	256,587	0.80%	1.56%	0.29%
Davis Value Portfolio	167,666	11.79	1,976,699	0.80%	0.99%	11.44%
Fidelity VIP Mid Cap Portfolio	68,164	29.33	1,999,261	0.80%	0.00%	23.65%
Goldman Sachs VIT International Equity Fund	845	10.70	9,043	0.80%	1.68%	15.93%^
Lord Abbett Series Fund Growth Opportunities	577	13.24	7,639	0.80%	0.05%	9.60%^
Neuberger Berman Genesis Fund	37,835	25.29	956,930	0.80%	0.23%	17.46%
George Putnam Fund of Boston	74,967	11.94	895,031	0.80%	1.57%	7.66%
Putnam International Equity Fund	29,209	14.92	435,728	0.80%	1.48%	15.57%
Strong Mid Cap Growth Fund	16,655	16.01	266,729	0.80%	0.00%	18.15%
Templeton Foreign Smaller Company	2,811	21.57	60,638	0.80%	3.81%	18.91%
T.Rowe Price Science & Technology Fund	8,953	18.84	168,711	0.80%	0.00%	0.75%
Wilshire VIT Small Cap Fund — HM Shares	12,222	12.07	147,501	0.80%	0.00%	3.61%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

^	These funds began June 1, 2004 and the calculation reflects a seven month return.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2007 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements
December 31, 2007
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2003 (Unaudited)

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein VPS Large Growth Portfolio	6,224	21.02	130,822	0.80%	0.00%	22.42%
Ariel Fund	36,247	45.23	1,639,343	0.80%	0.00%	27.05%
Ariel Appreciation Fund	35,282	42.90	1,513,439	0.80%	0.00%	29.96%
BlackRock Core Bond Total Return Portfolio	19,708	10.62	209,231	0.80%	8.90%	3.71%
BlackRock Index Equity Fund	55,283	21.45	1,185,702	0.80%	2.08%	27.30%
BlackRock Liquidity Temp Fund	368,799	1.01	370,633	0.80%	1.12%	1.00%
BlackRock Low Duration Bond Portfolio	20,775	10.49	217,999	0.80%	3.27%	0.96%
Davis Value Portfolio	111,303	10.58	1,177,501	0.80%	0.98%	28.71%
Fidelity VIP Mid Cap Portfolio	45,872	23.72	1,087,902	0.80%	0.16%	37.19%
Neuberger Berman Genesis Fund	25,844	21.53	556,514	0.80%	0.07%	30.33%
George Putnam Fund of Boston	37,346	11.09	414,322	0.80%	2.21%	16.37%
Putnam International Equity Fund	20,378	12.91	263,063	0.80%	0.84%	27.95%
Strong Mid Cap Growth Fund	12,039	13.55	163,100	0.80%	0.00%	33.24%
Templeton Foreign Smaller Company	540	18.14	9,795	0.80%	1.06%	45.12%
T.Rowe Price Science & Technology Fund	5,958	18.70	111,398	0.80%	0.00%	42.97%^
Wilshire VIT Small Cap Fund — HM Shares	7,471	11.65	87,057	0.80%	0.00%	57.86%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

^	This fund began April 15, 2003 and the calculation reflects an eight and one half months return.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements
December 31, 2007 and 2006
(With Independent Auditors’ Report Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the statutory financial statements, we also have audited financial statement schedules I, III & VI, and IV. These statutory financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2007.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2007, on the basis of accounting described in Notes 1 and 8. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

KPMG LLP
Chicago, Illinois
April 28, 2008

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2007 and 2006
(In thousands)

	2007	2006

Admitted Assets
Cash and investments:
Bonds	$2,991,877	$2,711,403
Bonds on loan	74,599	290,876
Preferred stock	94,082	37,301
Common stock	2,379	—
Mortgage loans on real estate	16,696	17,203
Cash	11,902	4,468
Short-term investments	31,342	27,476
Short-term investments, loaned securities collateral	76,848	299,445
Contract loans	99,712	92,354
Receivable for securities and other invested assets	16,435	16,428

Total cash and investments	3,415,872	3,496,954

Investment income due and accrued	36,972	39,273

Uncollected premiums and agents’ balances in course of collection	764	1,286

Deferred premiums and agents’ balances booked but deferred and not yet due	45,932	44,844

Current federal income tax recoverable	1,495	14,375

Deferred tax assets	4,090	4,351

Guaranty funds receivable or on deposit	357	370

Other assets	2,188	6,448

Variable annuity assets held in separate accounts	1,562,210	1,494,614

Total admitted assets	$5,069,880	$5,102,515

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2007 and 2006

(In thousands, except share data)	2007	2006

Liabilities and Capital and Surplus
Policy liabilities:
Aggregate reserves:
Life and annuity	$2,947,947	$2,846,459
Accident and health	6,670	7,558
Unpaid benefits:
Life	8,906	8,616
Accident and health	243	266
Policyholder funds on deposit	137,263	140,958
Remittances not allocated	1,876	408

Total policy liabilities	3,102,905	3,004,265

Accrued expenses	2,240	2,712
Asset valuation reserve	19,428	19,593
Interest maintenance reserve	30,383	31,014
Amounts retained by Company as trustee	12,124	13,081
Payable to parent, subsidiaries and affiliates	488	78
Payable for securities and other liabilities	2,068	1,071
Escrow for securities lending	76,850	298,215
Transfer from separate accounts accrued for expense allowances recognized in reserves	(15,427)	(13,359)
Variable annuity liabilities held in separate accounts	1,562,210	1,494,614

Total liabilities	4,793,269	4,851,284

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	230,407	205,027

Total capital and surplus	276,611	251,231

Total liabilities and capital and surplus	$5,069,880	$5,102,515

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$96,757	$98,164	$563,109
Annuity	337,148	325,691	320,064
Accident and health	4,105	4,219	4,272
Supplementary contracts	9,044	9,017	8,187

Total premiums, annuity and supplementary contract considerations	447,054	437,091	895,632

Net investment income	185,049	172,468	161,484
Amortization of interest maintenance reserve	2,030	2,471	2,991
Commissions and expense allowances on reinsurance ceded	309	262	(5,039)
Reserve adjustments on reinsurance ceded	—	—	(447,384)
Management fee income from separate accounts	19,566	17,754	17,431
Mutual fund service fee income	1,302	1,236	1,222
Fees from sales of partner products	4,561	4,524	3,857
Other	1,867	1,605	1,384

Total revenue	661,738	637,411	631,578

Benefits and expenses:
Provisions for claims and benefits:
Life	96,388	95,438	118,234
Annuity	411,731	395,171	389,209
Accident and health	1,492	1,859	1,026
Supplementary contracts	21,215	21,904	20,210

Total claims and benefits	530,826	514,372	528,679

Commissions	28,951	29,448	32,012
General and other expenses	60,525	64,453	63,451

Total benefits and expenses	620,302	608,273	624,142

Net gain before dividends to policyholders and federal income tax (benefit) expense	41,436	29,138	7,436
Dividends to policyholders	—	—	—

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Net gain before federal income tax (benefit) expense	41,436	29,138	7,436
Federal income tax expense (benefit)	10,576	4,488	(15,558)

Net gain from operations	30,860	24,650	22,994
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	(4,790)	3,765	1,507

Net income	$26,070	$28,415	$24,501

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus
Balance at beginning of year	43,704	43,704	22,704
Capital contribution	—	—	21,000

Balance at end of period	43,704	43,704	43,704

Unassigned surplus:
Balance at beginning of year	205,027	184,516	204,904
Net income	26,070	28,415	24,501
Change in net deferred income tax	(1,225)	(357)	(6,801)
Change in non-admitted assets	1,005	(1,091)	3,315
Change in net unrealized capital losses	(635)	—	—
Change in reserve on account of change in valuation basis	—	—	1,381
Change in asset valuation reserve	165	(6,456)	(3,546)
Change in surplus as a result of reinsurance	—	—	(26,000)
Correction of prior year exhibit 5 reserve error	—	—	(13,238)

Balance at end of year	230,407	205,027	184,516

Total capital and surplus	$276,611	$251,231	$230,720

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$448,159	$437,456	$897,471
Investment income	187,507	172,998	162,764
Commissions and expense allowances on reinsurance ceded	309	262	(5,039)
Management fee income from Separate Accounts	19,566	17,754	17,431
Mutual fund service fee income	1,302	1,236	1,222
Fees from sales of partner products	4,561	4,524	3,857
Other income	1,867	1,605	1,384

Total revenue received	663,271	635,835	1,079,090

Benefits and expenses paid:
Claims, benefits and net transfers	431,713	360,340	773,525
Expenses	87,976	91,254	95,452
Federal income taxes	(1,891)	6,504	(6,766)

Total benefits and expenses paid	517,798	458,098	862,211

Net cash from operations	145,473	177,737	216,879

Cash from investments:
From investments sold or matured:
Bonds	1,118,259	715,315	580,013
Stocks	36,619	—	192
Mortgage loans	571	542	577
Miscellaneous proceeds	8,068	7,603	2,517

Total investment proceeds	1,163,517	723,460	583,299

Cost of investments acquired:
Bonds	(1,188,564)	(804,135)	(807,031)
Stocks	(97,410)	(37,301)	—
Other invested assets	—	(16,426)	—
Miscellaneous applications	(7,767)	(4,426)	(1,849)

Total investments acquired	(1,293,741)	(862,288)	(808,880)

Net increase in contract loans	(7,358)	(7,215)	(5,998)

Total for investments acquired	(1,301,099)	(869,503)	(814,878)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Net cash used for investments	(137,582)	(146,043)	(231,579)

Cash from financing and miscellaneous:
Cash provided (applied):
Additional Capital and paid in surplus	—	—	21,000
Securities lending	(221,365)	114,631	183,584
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(3,653)	(2,593)	4,109
Change in surplus as a result of reinsurance	—	—	(26,000)
Other cash provided (applied)	5,830	(5,000)	(4,048)

Net cash (used for) from financing and miscellaneous	(219,188)	107,038	178,645

Net change in cash and short-term investments	(211,297)	138,732	163,945
Cash and short-term investments at beginning of year	331,389	192,657	28,712

Cash and short-term investments at end of year	$120,092	$331,389	$192,657

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2007, 2006, and 2005
(In thousands)
(1)	Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2007, 2006 and 2005, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2007 and 2006 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost using the interest method. NAIC class 6 bonds are carried at lower of cost or market. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company used a pricing service in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Common stocks, other than investments in stocks of subsidiaries, are carried at fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.

Preferred stocks are carried at cost.

Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2007, 2006 and 2005. The Company did not reduce interest rates of any outstanding mortgage loans during 2007, 2006 and 2005. During 2007, 2006 and 2005, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

At December 31, 2007 and 2006, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.

The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Management considers the following items: the length of time and the extent to which the fair value has been less than cost, the financial condition and short-term prospects of the issuer including any specific events that may influence the operations of the issuer, and the intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value. Based on these facts, if management determines the decline in fair value is other-than-temporary, a write-down of carrying value is recorded.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component as of December 31, 2007 and 2006, is as follows:

	2007	2006

Bonds, preferred stock and short-term investments	$19,400	$19,411
Mortgage loans	28	31
Real estate and other invested assets	—	151

Total AVR	$19,428	$19,593

At December 31, 2007 and 2006 the AVR was held at a level equal to 88.6% and 84.9%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.
Variable Annuities Assets and Liabilities Held in Separate Accounts
Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.
The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

Reconciliation of transfers to (from) separate account is as follows:

	2007	2006

Transfers to separate account	$236,290	$138,939
Transfers from separate account	(151,196)	(139,139)

Net transfers to separate account	$85,094	$(200)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Subprime Mortgage Related Risk Exposure
The Company has only one security with direct sub-prime exposure. The security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $1,129, fair value of $1,129 and other than temporary impairment losses to date of $3,779. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2007 and 2006 were $5,720 and $6,016, respectively.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2007 and 2006 this liability was $136,602 and $140,255 respectively, based on average credited interest rates of 3.05% and 4.0% in 2007 and 2006, respectively and is included in “policyholder funds on deposit.”
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2007, were as follows:

	Gross	Net of Loading

Ordinary new business	$2,240	$1,199
Ordinary renewal	39,648	45,482
Group life	124	124

Totals	$42,012	$46,805

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid monthly, based upon the combined assets for the Funds.
Fees From Sales of Partner Products
In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance. In 2003, the Company expanded its third-party vendor offerings with the addition of universal life insurance. Also in 2003, the Company entered into a third-party agreement to market retail mutual funds. In addition to retail mutual funds, a qualified tuition program (also known as a 529 plan) and Coverdell Education Savings Accounts are also offered through this marketing alliance. In 2005, the Company expanded its third-party vendor offerings with the addition of fixed indexed annuities and single premium immediate annuities with two existing vendors. The Company receives a commission on the sale of business underwritten by third-party vendors.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Reclassification
The Company has reclassified the presentation of certain prior period information to conform with the 2007 presentation.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2)	Investments
Net Investment Income
The components of net investment income were as follows:

	2007	2006	2005

Interest on bonds	$173,074	$165,463	$156,797
Preferred stock income	4,094	562	1
Interest on mortgage loans	1,475	1,521	1,564
Interest on short-term investments	2,734	1,621	1,208
Interest on contract loans	5,826	5,430	4,946
Other investment income	1,120	843	1

Gross investment income	188,323	175,440	164,517
Investment expenses	3,274	2,972	3,033

Net investment income	$185,049	$172,468	$161,484

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2007 and 2006.
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2007	2006

Reserve balance, beginning of year	$31,014	$29,675
Current year capital gains, net of tax	1,399	3,810
Amortization of IMR	(2,030)	(2,471)

Reserve balance, end of year	$30,383	$31,014

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains reported in the statutory statement of operations net of tax and transfers to IMR were as follows:

	2007	2006	2005

Bonds	$(2,336)	$9,755	$7,881
Preferred stocks	(642)	—	42

Net realized investment gains (losses)	(2,978)	9,755	7,923

Less federal income tax expense	413	2,180	64
Transferred to IMR	(1,399)	(3,810)	(6,352)

Net realized investment gains (losses) net of tax and transfers to IMR	$(4,790)	$3,765	$1,507

In 2007, the Company impaired 19 bond and preferred stock issues from 13 issuers. The total amount of the impairment charge was $8,055. The Company had a fixed income security impairment charge of $91 in 2006. Gains realized in 2007 included $2,577 from the sale of securities that had been previously impaired. An additional gain of $289 was recorded due to recovery from litigation proceeds for a security that was impaired and totally disposed of during 2002. Gains realized in 2006 included $316 from sales of securities for which impairment charges were recorded in 2005. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.
Bonds and Preferred Stock
At December 31, 2007 and 2006, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2007
U.S. government and agency obligations:
Mortgage-backed securities	$72,311	$185	$370,965	$5,195	$443,276	$5,380
Other	64,423	40	22,830	77	87,253	117
Municipal bonds	—	—	14,463	537	14,463	537
Foreign government bonds	—	—	3,911	35	3,911	35
Corporate bonds	328,863	10,555	480,593	15,567	809,456	26,122
Other mortgage-backed securities	142,569	9,013	44,742	1,385	187,311	10,398
Preferred stock	60,424	7,989	4,139	346	64,563	8,335

Totals	$668,590	$27,782	$941,643	$23,142	$1,610,233	$50,924

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2006
U.S. government and agency obligations:
Mortgage-backed securities	$35,804	$255	$488,725	$11,722	$524,529	$11,977
Other	71,468	33	120,344	1,579	191,812	1,612
Municipal bonds	—	—	14,116	884	14,116	884
Foreign government bonds	—	—	7,217	158	7,217	158
Corporate bonds	314,953	4,637	653,635	19,735	968,588	24,372
Other mortgage-backed securities	26,705	91	94,906	1,684	121,611	1,775
Preferred stock	6,354	160	—	—	6,354	160

Totals	$455,284	$5,176	$1,378,943	$35,762	$1,834,227	$40,938

At December 31, 2007, the gross unrealized capital loss position in the investment portfolio was $50,924 (506 positions and less than 1.6% of the investment portfolio). Securities with an investment grade rating represented 92% of the gross unrealized capital losses. The largest single unrealized capital loss was $2,269 on a JPM Chase preferred stock. The portfolio included 223 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $23,142 (of which $8,136 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2007 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and has the intent and ability to hold these securities until maturity or a recovery in fair value occurs. Therefore, no impairment of these securities was recorded at December 31, 2007.

At December 31, 2007 and 2006, 2.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

The carrying value and estimated fair value of investments in bonds and preferred stock as of December 31, 2007 and 2006 are as follows:

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
December 31, 2007	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$868,124	$5,874	$(5,380)	$868,618
Other	228,777	2,308	(117)	230,968
Municipal bonds	25,519	883	(537)	25,865
Foreign government bonds	13,229	1,465	(35)	14,659
Corporate securities	1,662,542	29,093	(26,122)	1,665,513
Other mortgage-backed securities	268,285	2,690	(10,398)	260,577
Preferred Stock	94,082	555	(8,335)	86,302

Total	$3,160,558	$42,868	$(50,924)	$3,152,502

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
December 31, 2006	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$744,293	$2,259	$(11,977)	$734,575
Other	216,414	408	(1,612)	215,210
Municipal bonds	42,280	1,288	(884)	42,684
Foreign government bonds	26,778	2,077	(158)	28,697
Corporate securities	1,800,619	41,275	(24,372)	1,817,522
Other mortgage-backed securities	171,895	1,514	(1,775)	171,634
Preferred Stock	37,301	1,403	(160)	38,544

Total	$3,039,580	$50,224	$(40,938)	$3,048,866

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $676,009 and $668,483; Federal Home Loan Mortgage Association of $366,217 and $195,904; Government National Mortgage Association of $27,327 and $28,018; and Other Government of $27,348 and $68,302 as of December 31, 2007 and 2006, respectively.

Bonds by NAIC class at December 31 are as follows:

	2007		2006
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,268,131	$2,264,624	$2,132,998	$2,125,694
Class 2	677,409	683,452	745,082	756,655
Class 3	40,447	39,521	28,947	29,124
Class 4	78,958	76,872	94,035	95,234
Class 5	1,530	1,561	—	—
Class 6	1	170	1,217	3,615

Total by class	$3,066,476	$3,066,200	$3,002,279	$3,010,322

At December 31, 2007, .65% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2007 was $96,035 compared to a $97,053 carrying value. The average duration of the Company’s investment in CMOs was 4.4 years at December 31, 2007.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The carrying value and estimated fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
December 31, 2007	Value	Value

Due in one year or less	$239,027	$239,005
Due after one year through five years	915,613	915,532
Due after five years through ten years	913,595	913,513
Due after ten years through twenty years	340,021	339,989
Due after twenty years	658,220	658,161

Total bonds	$3,066,476	$3,066,200

Proceeds from dispositions of investments in bonds and stocks during 2007, 2006 and 2005 were $1,154,878, $715,315 and $580,205, respectively. Gross gains of $14,094, $11,296 and $16,969 and gross losses of $17,362, $5,296 and $9,046 were realized on those sales for 2007, 2006 and 2005, respectively.
Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2007	2006

Held for all policyholders	$1,672	$1,703
Held for policyholders in certain states	971	977

Total deposits	$2,643	$2,680

Securities Lending
The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the securities loaned, and the collateral is subsequently maintained at a minimum of 101% of the fair value of the securities loaned. As of December 31, 2007 and 2006, the Company had $74,599 and $290,876 respectively, in outstanding securities loaned. The Company maintains effective control over the loaned securities and therefore reports them as bonds in the statutory statements of admitted assets, liabilities and capital and surplus. Securities lending collateral is classified as short-term investments with a corresponding liability in the Company’s statutory statements of admitted assets, liabilities and capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Investments in Entities Exceeding 10% of Capital and Surplus
The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2007 is as follows:

	Standard & Poors	Carrying
Bonds:	rating	value

AT&T	A	$35,160
Lehman Brothers Holdings	A+	29,576
Goldman Sachs Group	AA-	28,914

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate	Reserves	Mortality	Interest
	2007	2006	table	rates

Life	$737,860	$706,856	1980 CSO	4.0-6.0%
	1,379	1,422	1958 CET	2.5-4.5
	153,180	156,475	1958 CSO	2.5-4.5
	66,173	61,321	Various	2.5-6.5
	7,103	7,472	1941 CSO	2.5-3.0

Annuity	1,313,072	1,303,131	1971 IAM	3.0-5.5
	70,676	74,428	a-1949	3.0-5.5
	1,152	1,296	1937 SAT	3.0
	80	78	Various	3.0
	339,309	274,454	a-2000	1.5-3.5
	143,547	147,700	1983a	3.0-4.5

Supplementary contract with life contingencies	46,500	50,545	1983a	6.25-11.0
	65,779	58,643	a-2000	5.25-7.0
	1,775	2,178	1971 IAM	4.5-11.25
	362	460	1937 SAT	3.5

Total	$2,947,947	$2,846,459

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2007		2006
		%of		%of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$41,388	1%	$33,785	1%
At book value less current surrender charge of 5% or more	1,108,014	30%	1,093,891	31%
At fair value	1,546,783	43%	1,481,255	42%

Total with adjustment or at fair value	2,696,185		2,608,931

At book value without adjustment (minimal or no charge or adjustment)	855,037	23%	813,667	23%
Not subject to discretionary withdrawal	114,415	3%	111,826	3%

Total (gross)	3,665,637	100%	3,534,424	100%

Total (net)*	$3,665,637		$3,534,424

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

Life & Accident & Health Annual Statement:	2007	2006

Exhibit 5, Annuities Section, Total (net)	$1,867,836	$1,801,088
Exhibit 5, Supplementary Contracts with
Life Contingencies Section, Total (net)	114,415	111,826
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	136,603	140,255

Subtotal	2,118,854	2,053,169

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,543,399	1,477,531
Exhibit 3, Line 0399999, Column 2	3,384	3,724

Subtotal	1,546,783	1,481,255

Combined Total	$3,665,637	$3,534,424

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2007	2006

Present value of amounts not yet due on claims (3% interest rate)	$6,222	$7,038
Additional contract reserves	280	347
Unearned premiums and other	168	173

Aggregate accident and health reserves	$6,670	$7,558

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,611 and $6,657 of such discounted reserves at December 31, 2007 and 2006, respectively. The aggregate amount of discount at December 31, 2007 and 2006 were $1,063 and $1,159, respectively.
Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

Accident and health claim reserves and liabilities include the following:

	2007	2006

Aggregate reserves for accident and health	$6,670	$7,558
Unpaid benefits for accident and health	243	266
Less: Additional contract reserves	(280)	(347)
Unearned premiums and other	(168)	(173)

Accident and health claim reserves and liabilities	$6,465	$7,304

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2007	2006

Net balance at January 1	$7,304	$7,875

Incurred related to:
Current year	2,207	2,142
Prior years	(642)	(203)

Total incurred	1,565	1,939

Paid related to:
Current year	798	670
Prior years	1,606	1,840

Total paid	2,404	2,510

Net balance at December 31	$6,465	$7,304

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $642 and $203 in 2007 and 2006, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.

(4)	Related Party Transactions

The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $107,316, $99,130, and $95,527 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2007, 2006 and 2005, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,625 as of December 31, 2007.

The Company had net balances payable to affiliates of $488 and $78 at December 31, 2007 and 2006.

ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 8).

The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5)	Federal Income Taxes

Federal income tax expense (benefit) for the years ended December 31, 2007, 2006 and 2005, consist of the following major components:

	2007	2006	2005

Current income tax (benefit) expense from operations	$11,361	$5,873	$(10,225)
Prior year over accrual of tax reserves	(785)	(1,385)	(1,724)
Resolution of contingent tax liabilities	—	—	(3,609)

Federal income tax (benefit) expense from operations	10,576	4,488	(15,558)

Tax expense from net realized capital gains (losses)	413	2,179	64

Federal income tax expense (benefit)	$10,989	$6,667	$(15,494)

The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2007 and 2006 are as follows:

	2007	2006	Change

Total of all DTAs (admitted and nonadmitted)	$54,433	$56,517	$(2,084)
Total of all DTLs	20,340	21,540	(1,200)

Net DTAs	34,093	34,977	(884)
Total DTAs non-admitted	30,003	30,626	(623)

Net admitted DTAs	$4,090	$4,351	$(261)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2007	2006	Change

Net DTA	$34,093	$34,977	$(884)
Net tax effect of unrealized gains and losses	341	—	341

Net tax effect without unrealized gains and losses	$33,752	$34,977	$(1,225)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The net DTAs at December 31, 2007 and 2006, is included in deferred tax assets on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.

DTAs resulting from book/tax differences in:

	2007	2006

Benefit reserves	$35,645	$36,220
Deferred acquisition costs	10,323	10,654
Investments	1,939	1,524
Unrealized losses	341	—
Operating expense accruals	6,185	7,522
Other	—	597

Total DTAs	$54,433	$56,517

Total DTAs non-admitted	$30,003	$30,626

Admitted DTAs	$24,430	$25,891

DTLs resulting from book/tax differences in:

	2007	2006

Bonds	$1,359	$1,944
Premiums deferred and uncollected	16,400	15,618
Policy benefits	2,250	2,996
Other	331	982

Total DTLs	$20,340	$21,540

Net admitted DTAs	$4,090	$4,351

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2007	2006	2005

Current income tax expense incurred	$10,989	$6,667	$(15,494)
Change in deferred income tax (without tax on unrealized gains and losses)	1,225	357	6,801

Total income tax expense reported	12,214	7,024	(8,693)

Income before taxes	38,458	38,893	15,359

Expected income tax expense at 35% statutory rate	13,460	13,613	5,376

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(981)	(1,542)	(1,460)
Nondeductible expense for meals, penalties and lobbying	118	91	111
Tax adjustment for IMR	(729)	(865)	(1,047)
Deferred tax benefit on non-admitted assets	134	59	(247)
Prior year surplus reserve adjustment	—	(4,149)	—
Resolution of contingent tax liabilities	—	—	(3,609)
Provision to return	(47)	(197)	724
Reinsurance	—	—	(9,100)
Other	259	14	559

Total income tax expense	$12,214	$7,024	$(8,693)

As of December 31, 2007, there are no net operating loss carryforwards available to offset against future taxable income. As of December 31, 2007, there are no capital loss carryforwards available.

The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $11,226, $6,388 and $0 for 2007, 2006, and 2005 respectively.

At December 31, 2007, the Company had federal income tax returns for the 2002 through 2006 tax years still open and subject to examination by all major tax authorities. The Company is currently under examination by the Internal Revenue Service (“IRS”) for tax years 2002, 2004 and 2005.

The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The Company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

2007

Balance as of December 31, 2006	$2,643
Additions based on tax contingencies related to the current year	420
Additions for tax contingencies for prior years	26

Balance as of December 31, 2007	$3,089

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.

The Company classifies all interest and penalties as income tax expense. The 2007 expense for interest and penalties was $396 ($258 net of tax benefit); for 2006, this amount was $93 ($61 net of tax). The Company has recorded $543 and $146 in gross liabilities for tax related interest and penalties on its balance sheet at December 31, 2007 and 2006, respectively.

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2008 without prior approval are approximately $27,600. No dividends were paid in 2007, 2006 and 2005, respectively.

Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(7)	Fair Value of Financial Instruments

Fair values of the Company’s insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

Investments — For fixed maturities and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts — The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.

Policyholder Funds On Deposit — Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

The carrying amounts and fair values of financial instruments at December 31, 2007 consisted of the following:

		Estimated
	Carrying	Fair
	amount	value

Financial Assets
Bonds	$3,066,476	$3,066,200
Preferred stock	94,082	86,302
Common stock	2,379	2,379
Mortgage loans	16,696	16,636
Short-term investments	108,190	108,190
Contract loans and preferred stock	99,712	102,794
Receivable for securities	7	7
Other	16,428	16,428

Total investments	$3,403,970	$3,398,936
Asset valuation reserve	19,428	—

Total investments less asset valuation reserve	$3,384,542	$3,398,936
Cash	11,902	11,902

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	$80,751	$73,848
Annuity contract liabilities	1,982,252	1,768,074
Policyholder funds on deposit	137,263	137,263

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The carrying amounts and fair values of financial instruments at December 31, 2006 consisted of the following:

		Estimated
	Carrying	Fair
	amount	value

Financial Assets
Bonds	$3,002,279	$3,010,322
Preferred stock	37,301	38,544
Mortgage loans	17,203	17,765
Short-term investments	326,921	326,921
Contract loans and preferred stock	92,354	95,212
Other	16,428	16,428

Total investments	$3,492,486	$3,505,192
Asset valuation reserve	19,593	—

Total investments less asset valuation reserve	$3,472,893	$3,505,192
Cash	4,468	4,468

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	$82,572	$75,773
Annuity contract liabilities	1,912,913	1,715,715
Policyholder funds on deposit	140,958	140,958

Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

(l)	A statement of comprehensive income is required.

(m)	Retroactive Coinsurance and modified coinsurance transactions are recognized as deposits. Statutory ceded premiums, ceded benefits paid, ceded change in reserves and change in surplus as the result of reinsurance are removed from GAAP reporting.

(n)	The realization of DTAs under GAAP is evaluated utilizing a “more likely than not” standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Changes in the balances of DTAs and DTLs result in increases or decreases of income under GAAP.

(o)	Deferred premium assets are not provided.

(p)	Tax Liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.
The aggregate effect of the foregoing differences has not been determined separately for the Company.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2007	2006	2005

Direct life insurance premiums	$101,435	$102,978	$103,897
Life insurance premiums ceded:
To ALIC	1,518	1,558	1,639
Coinsurance and Modified Coinsurance agreement	—	—	(463,393)
Other	3,160	3,256	2,542

Net life insurance premiums as reported	96,757	98,164	563,109
Reserve adjustment on reinsurance ceded as reported	—	—	(447,384)
Life insurance reserves ceded:
To ALIC	12,751	12,070	11,351
To other companies	4,591	4,434	3,713
Accident and health premiums ceded:
To other companies	2,043	2,112	2,365
Amounts recoverable from reinsurers on paid losses	440	754	717

The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war.

The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s disability income policies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
On December 31, 2003, the Company entered into a reinsurance agreement with the United States branch of Sun Life Assurance Company of Canada (SLACC) which replaced the 2002 agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of the Sun Life Financial Group. Under the terms of the December 31, 2003 agreement the Company ceded to SLACC, on a combination coinsurance and modified coinsurance basis, a 75% quota share of the Company’s in force interest-sensitive life block of business issued prior to January 1, 2002, representing an increase from the 58% quota share which was in place under the 2002 agreement. SLACC assumed its proportional share of all risks attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company’s liabilities under statutory accounting principles to the extent of the ceded commission. The initial ceding commission received by the Company was $50.0 million and resulted in a $32.5 million after-tax increase in the Company’s statutory surplus. The Company’s statutory surplus was reduced by $26.0 million (including $21.5 million due to the early termination of the contract noted below) and $6.5 million in 2005 and 2004, respectively. Fees related to these transactions reduced the Company’s pretax income by $558 and $973 in 2005 and 2004, respectively. These transactions improved the statutory operating leverage and risk-based capital ratio of the Company.

Effective July 1, 2005 the Company terminated its reinsurance agreement with SLACC. The early recapture of the reinsurance agreement had the following impact:

Premiums earned	$487,384
Commissions and expense allowances on reinsurance ceded	(11,583)
Reserve adjustment on reinsurance ceded	(454,291)

Increase in aggregate reserves for life and accident and health contracts	33,093
Federal and foreign income taxes	(11,583)
Change in surplus as a result of recapture	(21,511)

At December 31, 2007 and 2006 the Company has outstanding surplus relief of $0 and modified coinsurance reserves of $0, respectively, related to the contract with SLACC.

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Through December 31, 2006, participants were 100% vested in this plan after 5 years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.

All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.

HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.

Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

Total pension expense allocated to the Company was $4,811, $5,609, and $5,689 for 2007, 2006 and 2005, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with a minimum of 15 years of service in 2004 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(1,773), $(495), and $282 for the years ended December 31, 2007, 2006 and 2005, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(11)	Lawsuits and Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.

(12)	Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2007, the Company’s actual total adjusted capital was $296,039 and the authorized control level risk-based capital was $28,774.

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2007
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
			Balance
Type of investments	Cost(1)	Fair Value	Sheet

Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$1,096,901	$1,099,585	$1,096,901
State, municipalities and political subdivisions	25,520	25,866	25,520
Foreign government bonds	13,229	14,659	13,229
Public utilities	176,736	176,771	176,736
Other corporate bonds	1,754,090	1,749,318	1,754,090

Total debt securities	$3,066,476	$3,066,199	$3,066,476

Equity securities:

Preferred stocks:
Industrial and miscellaneous	94,082	—	94,082
Common stocks	2,379	—	2,379

Total equity securities	$96,461	$—	$96,461

Mortgage loans on real estate	16,696	XXX	16,696
Real estate	—	XXX	—
Contract loans	99,712	XXX	99,712
Short-term investments	108,190	XXX	108,190
Receivable for securities	7	XXX	7
Other investments	16,428	XXX	16,428

Total investments	$3,403,970	XXX	$3,403,970

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent registered public accounting firm.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III & VI
For the years ended December 31, 2007, 2006 and 2005
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

2006:
Life		$938,754		$3,461	$98,164	$51,617	$95,438		$42,100
Annuity		1,804,470		—	325,691	102,944	395,171		45,776
Supplementary Contracts		111,851		137,435	9,017	16,968	21,904		2,757
Accident and Health		7,824		62	4,219	939	1,859		3,268

Total		$2,862,899		$140,958	$437,091	$172,468	$514,372		$93,901

2005:
Life		$906,265		$3,633	$563,109	$47,591	$118,234		$42,529
Annuity		1,684,037		—	320,064	96,912	389,209		47,243
Supplementary Contracts		108,114		139,880	8,187	15,975	20,210		2,126
Accident and Health		8,475		75	4,272	1,006	1,026		3,565

Total		$2,706,891		$143,588	$895,632	$161,484	$528,679		$95,463

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent registered public accounting firm.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2007, 2006 and 2005
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

2006: Life insurance in force	$13,400,292	$1,869,947	$—	$11,530,345	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$102,978	$4,814	$—	$98,164	0.0%
Annuity	325,691	—	—	325,691	0.0%
Supplementary contracts	9,017	—	—	9,017
Accident and health	6,331	2,112	—	4,219	0.0%

Total premiums	$444,017	$6,926	$—	$437,091	0.0%

2005: Life insurance in force	$13,142,164	$1,710,202	$—	$11,431,962	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$103,897	$(459,212)	$—	$563,109	0.0%
Annuity	320,064	—	—	320,064	0.0%
Supplementary contracts	8,187	—	—	8,187
Accident and health	6,637	2,365	—	4,272	0.0%

Total premiums	$438,785	$(456,847)	$—	$895,632	0.0%

See accompanying report of independent registered public accounting firm.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE
GROUP ANNUITY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof.
Horace Mann Life Insurance Company
-	Report of Independent Registered Public Accounting Firm, dated April 28, 2008

-	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2007 and 2006

-	Statutory Statements of Operations — For the Years Ended December 31, 2007, 2006 and 2005

-	Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2007, 2006 and 2005

-	Statutory Statements of Cash Flow — For the Years Ended December 31, 2007, 2006 and 2005

-	Notes to Statutory Financial Statements — December 31, 2007, 2006 and 2005

Horace Mann Life Insurance Group Annuity Separate Account
-	Report of Independent Registered Public Accounting Firm, dated April 28, 2008

-	Statements of Net Assets — December 31, 2007

-	Statements of Operations — For the Year Ended December 31, 2007

-	Statements of Changes in Net Assets For the Years Ended December 31, 2007 and 2006

-	Notes to Financial Statements — December 31, 2007

(b) Exhibits
(1) Resolution of Board of Directors (3)

(2) Agreements for Custody           Not Applicable

(3) Underwriting Agreement (3)

(4) (a) Form of Group Variable Annuity Contract (3)
  (b) Form of Certificate (3)
(5) Form of Application/Enrollment Form (3)

(6) Certificate of Incorporation and Bylaws (2)

(7) Contract of Reinsurance        Not Applicable

(8) Other Contracts            Not Applicable

(9) Opinion and Consent of Counsel (1)

(10) Independent Registered Public Accounting Firm Consent    (1)

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon    (1)
(12) Agreement regarding initial capital          Not Applicable

(1)   Filed herewith.
(2)   Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).
(3)   Incorporated by reference to Initial Registration Statement for Horace Mann Life Insurance Group Annuity Separate Account, dated August 11, 2006 ( File Nos: 333-136513 and 811-21939).

Item 25. Directors and Officers of the Depositor
     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer

Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer

Louis G. Lower II	Director, Chairman, President & Chief Executive Officer

Paul D. Andrews	Director and Senior Vice President

Angela S. Christian	Vice President & Treasurer

Frank D’Ambra	Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Certificate Owners
As of March 28, 2008, we have sold 2,011 Certificates funded through the Separate Account. Certificates sold prior to October 16, 2006 were unregistered.
Item 28. Indemnification
          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
          According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Christopher M. Fehr	Director, President

Kenneth J. Kaufmann	Anti-Money Laundering Officer and Chief Compliance Officer

Peter H. Heckman	Director

Rhonda R. Armstead	Secretary

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Paul D. Andrews	Director

Frank D’Ambra III	Director
(c)No commissions or other compensation has been received by the principal underwriter from the Registrant.

Item 30. Location of Accounts and Records
          Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
          Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services
Not applicable.
Item 32. Undertakings
          (a) Horace Mann Life Insurance Company and the Registrant are relying on a no—action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
          (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
          (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.
          (d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
          (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 28th day of April, 2008.

BY:	HORACE MANN LIFE INSURANCE GROUP
ANNUITY SEPARATE ACCOUNT

(Registrant)

	By:	Horace Mann Life Insurance Company
(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ LOUIS G. LOWER II

	Ann M. Caparros	Louis G. Lower II,
	Corporate Secretary	President and Chief Executive
	of the Depositor	Officer of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Louis G. Lower II Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	April 28, 2008

/s/ Peter H. Heckman Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	April 28, 2008

/s/ Ann M. Caparros Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2008

/s/ Frank D’Ambra Frank D’Ambra	Director and Senior Vice President	April 28, 2008

Exhibit Index
(9)	Opinion and Consent of Counsel

(10)	Independent Registered Public Accounting firm consent